United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8042

(Investment Company Act File Number)

Federated Insurance Series
_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/08

Date of Reporting Period:  Quarter ended 9/30/08

Item 1.                      Schedule of Investments

Federated American Leaders Fund II

Portfolio of Investments

September 30, 2008 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS—97.1%
		Consumer Discretionary--7.7%
78,500		Leggett and Platt, Inc.	$1,710,515
35,100		Macy's, Inc.	631,098
54,280		Mattel, Inc.	979,211
36,900		Omnicom Group, Inc.	1,422,864
86,400		Regal Entertainment Group	1,363,392
56,900		Walt Disney Co.	1,746,261
		TOTAL	7,853,341
		Consumer Staples--10.4%
53,400		Altria Group, Inc.	1,059,456
20,400		Coca-Cola Femsa SA, ADR	1,029,384
20,500		Kimberly-Clark Corp.	1,329,220
55,180		Kraft Foods, Inc., Class A	1,807,145
39,300		Kroger Co.	1,079,964
15,900		Philip Morris International, Inc.	764,790
25,900		Reynolds American, Inc.	1,259,258
39,100		Wal-Mart Stores, Inc.	2,341,699
		TOTAL	10,670,916
		Energy--9.1%
35,700		Chevron Corp.	2,944,536
39,100		Exxon Mobil Corp.	3,036,506
16,600		Hess Corp.	1,362,528
27,400		Occidental Petroleum Corp.	1,930,330
		TOTAL	9,273,900
		Financials--19.9%
31,300		AON Corp.	1,407,248
21,565		Ace Ltd.	1,167,314
41,300		Aflac, Inc.	2,426,375
72,445		BB&T Corp.	2,738,421
101,500		J.P. Morgan Chase & Co.	4,740,050
62,100		Loews Corp.	2,452,329
43,300		Merrill Lynch & Co., Inc.	1,095,490
25,300		RenaissanceRe Holdings Ltd.	1,315,600
80,100		Wells Fargo & Co.	3,006,153
		TOTAL	20,348,980
		Health Care--12.4%
32,200		Abbott Laboratories	1,854,076
77,500		Bristol-Myers Squibb Co.	1,615,875
49,300		Covidien Ltd.	2,650,368
37,400	[1]	Forest Laboratories, Inc., Class A	1,057,672
43,200		Johnson & Johnson	2,992,896
92,775		Pfizer, Inc.	1,710,771
21,200		Wyeth	783,128
		TOTAL	12,664,786
		Industrials—13.0%
20,800		3M Co.	1,420,848
33,200		Dover Corp.	1,346,260
20,100		Eaton Corp.	1,129,218
87,915		General Electric Co.	2,241,833
28,300		Illinois Tool Works, Inc.	1,257,935
19,900		L-3 Communications Holdings, Inc.	1,956,568
24,600		Lockheed Martin Corp.	2,697,882
19,700		Northrop Grumman Corp.	1,192,638
		TOTAL	13,243,182
		Information Technology--7.8%
52,300	[1]	Dell, Inc.	861,904
10,935	[1]	Fiserv, Inc.	517,444
64,400		Hewlett-Packard Co.	2,977,856
18,700		IBM Corp.	2,187,152
35,100		Intel Corp.	657,423
40,650	[1]	Oracle Corp.	825,602
		TOTAL	8,027,381
		Materials--5.1%
50,800		Alcoa, Inc.	1,147,064
35,800		Dow Chemical Co.	1,137,724
17,800		Freeport-McMoRan Copper & Gold, Inc.	1,011,930
21,300		PPG Industries, Inc.	1,242,216
27,300	[1]	Pactiv Corp.	677,859
		TOTAL	5,216,793
		Telecommunication Services--8.7%
118,870		AT&T, Inc.	3,318,850
28,505		CenturyTel, Inc.	1,044,708
50,180		Embarq Corp.	2,034,799
77,836		Verizon Communications, Inc.	2,497,757
		TOTAL	8,896,114
		Utilities--3.0%
126,100		Duke Energy Corp.	2,197,923
36,000	[1]	NRG Energy, Inc.	891,000
		TOTAL	3,088,923
		TOTAL COMMON STOCKS (IDENTIFIED COST $103,359,012)	99,284,316
		REPURCHASE AGREEMENT--3.1%
$3,153,000		Interest in $4,500,000,000 joint repurchase agreement, 1.75%, dated 9/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. These securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125. (AT COST)	3,153,000
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $106,512,012)[2]	102,437,316
		OTHER ASSETS AND LIABILITIES----NET—(0.2)%[3]	(179,007)
		TOTAL NET ASSETS---100%	$102,258,309

1	Non-income producing security.
2
At September 30, 2008, the cost of investments for federal tax purposes was $106,512,012. The net unrealized depreciation of investments for federal tax purposes was $4,074,696. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,710,993 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,785,689.

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$99,284,316
Level 2 – Other Significant Observable Inputs	3,153,000
Level 3 – Significant Unobservable Inputs	--
Total	$102,437,316

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Capital Appreciation Fund II

Portfolio of Investments

September 30, 2008 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS—97.9%
		Consumer Discretionary—8.3%
74,000		Comcast Corp., Class A	$1,452,620
46,500		Mattel, Inc.	838,860
35,900		McDonald's Corp.	2,215,030
52,400		Walt Disney Co.	1,608,156
		TOTAL	6,114,666
		Consumer Staples—18.0%
12,400	[1]	Energizer Holdings, Inc.	998,820
20,500		Kellogg Co.	1,150,050
86,800		Kroger Co.	2,385,264
62,658		Nestle SA	2,710,087
20,200		Procter & Gamble Co.	1,407,738
88,598		Unilever N.V., ADR	2,494,920
33,800		Wal-Mart Stores, Inc.	2,024,282
		TOTAL	13,171,161
		Energy—12.4%
9,600		Apache Corp.	1,001,088
15,400		Chevron Corp.	1,270,192
12,500		Devon Energy Corp.	1,140,000
20,000		Exxon Mobil Corp.	1,553,200
19,900	[1]	Petroleo Brasileiro SA, ADR	874,605
19,600		Schlumberger Ltd.	1,530,564
36,350		XTO Energy, Inc.	1,691,002
		TOTAL	9,060,651
		Financials—8.9%
64,700		J.P. Morgan Chase & Co.	3,021,490
21,700		PNC Financial Services Group	1,620,990
9,800		Prudential Financial, Inc.	705,600
19,100		U.S. Bancorp	687,982
12,500		Wells Fargo & Co.	469,125
		TOTAL	6,505,187
		Health Care—15.3%
21,600	[1]	Amgen, Inc.	1,280,232
27,000		Baxter International, Inc.	1,772,010
15,300		Becton, Dickinson & Co.	1,227,978
18,000	[1]	Genentech, Inc.	1,596,240
16,400		Johnson & Johnson	1,136,192
31,300		Medtronic, Inc.	1,568,130
17,500		Shire Ltd., ADR	835,625
29,700		UnitedHealth Group, Inc.	754,083
27,200		Wyeth	1,004,768
		TOTAL	11,175,258
		Industrials--7.7%
77,700		ABB Ltd., ADR	1,507,380
19,400		Lockheed Martin Corp.	2,127,598
18,000		Norfolk Southern Corp.	1,191,780
13,000		Northrop Grumman Corp.	787,020
		TOTAL	5,613,778
		Information Technology—14.7%
25,200	[1]	Adobe Systems, Inc.	994,644
5,700	[1]	Apple, Inc.	647,862
51,500	[1]	Cisco Systems, Inc.	1,161,840
2,900	[1]	Google Inc.	1,161,508
16,700		Hewlett-Packard Co.	772,208
76,400		Intel Corp.	1,430,972
48,400		Microsoft Corp.	1,291,796
82,000	[1]	Oracle Corp.	1,665,420
38,800		Qualcomm, Inc.	1,667,236
		TOTAL	10,793,486
		Materials—5.2%
24,900		Barrick Gold Corp.	914,826
6,100		Monsanto Co.	603,778
59,500		Newmont Mining Corp.	2,306,220
		TOTAL	3,824,824
		Telecommunication Services—2.1%
55,800		AT&T, Inc.	1,557,936
		Utilities—5.3%
37,800		American Electric Power Co., Inc.	1,399,734
11,400		FirstEnergy Corp.	763,686
10,000		Progress Energy, Inc.	431,300
34,000		Southern Co.	1,281,460
		TOTAL	3,876,180
		TOTAL COMMON STOCKS (IDENTIFIED COST $71,870,003)	71,693,127
		REPURCHASE AGREEMENT—8.2%
$5,984,000		Interest in $4,500,000,000 joint repurchase agreement 1.75%, dated 9/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125. (AT COST)	5,984,000
		TOTAL INVESTMENTS –106.1% (IDENTIFIED COST $77,854,003)[2]	77,677,127
		OTHER ASSETS AND LIABILITIES –NET –(6.1)%[3]	(4,437,418)
		TOTAL NET ASSETS –100%	$73,239,709

1	Non-income producing security.
2
At September 30, 2008, the cost of investments for federal tax purposes was $77,854,003. The net unrealized depreciation of investments for federal tax purposes was $176,876. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,738,830 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,915,706.

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Shares of other mutual funds are valued based upon their reported NAVs.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$68,983,040
Level 2 – Other Significant Observable Inputs	8,694,087
Level 3 – Significant Unobservable Inputs	---
Total	$77,677,127

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Capital Income Fund II

Portfolio of Investments

September 30, 2008 (unaudited)

Shares, Principal Amount or Foreign Par Amount	Value in U.S. Dollars

		COMMON STOCKS--39.3%
		Consumer Discretionary--3.4%
2,700		American Eagle Outfitters, Inc.	$41,175
590		Black & Decker Corp.	35,842
4,760		CBS Corp. - Class B	69,401
970		Carnival Corp.	34,289
650		Fortune Brands, Inc.	37,284
3,680		Home Depot, Inc.	95,275
1,750		KB HOME	34,440
13,980		Leggett and Platt, Inc.	304,624
990		M.D.C. Holdings, Inc.	36,224
6,340		Macy's, Inc.	113,993
660		Magna International, Inc., Class A	33,785
8,310		Mattel, Inc.	149,912
2,850		Nordstrom, Inc.	82,137
14,360		Regal Entertainment Group	226,601
		TOTAL	1,294,982
		Consumer Staples--4.8%
5,610		Altria Group, Inc.	111,302
3,020		Coca-Cola Co.	159,698
4,520		Kimberly-Clark Corp.	293,077
3,219		Kraft Foods, Inc., Class A	105,422
3,340		Nu Skin Enterprises, Inc.	54,175
2,705		PepsiCo, Inc.	192,785
5,460		Procter & Gamble Co.	380,507
1,505		Reynolds American, Inc.	73,173
1,820		SUPERVALU, Inc.	39,494
3,570		Sysco Corp.	110,063
5,260		Wal-Mart Stores, Inc.	315,021
		TOTAL	1,834,717
		Energy--4.8%
3,880		Chevron Corp.	320,022
5,330		ConocoPhillips	390,422
2,550		ENI S.p.A, ADR	135,023
1,160		EnCana Corp.	76,247
7,260		Exxon Mobil Corp.	563,812
4,670		Marathon Oil Corp.	186,193
4,410		Patterson-UTI Energy, Inc.	88,288
4,386		Precision Drilling Trust	72,676
		TOTAL	1,832,683
		Financials--7.4%
5,450		Ace, Ltd.	295,009
3,900		Aspen Insurance Holdings Ltd.	107,250
2,945		BB&T Corp.	111,321
1,140		Bank of America Corp.	39,900
3,640		Chubb Corp.	199,836
11,540		Huntington Bancshares, Inc.	92,205
6,520		J.P. Morgan Chase & Co.	304,484
11,495		Merrill Lynch & Co., Inc.	290,824
2,355		Morgan Stanley	54,165
1,985		NYSE Euronext	77,772
3,580		Nationwide Financial Services, Inc., Class A	176,601
20,405		New York Community Bancorp, Inc.	342,600
2,030		PNC Financial Services Group	151,641
1,310		PartnerRe Ltd.	89,198
5,010		The Travelers Cos, Inc.	226,452
5,930		U.S. Bancorp	213,599
1,645		Zions Bancorp	63,662
		TOTAL	2,836,519
		Health Care--4.3%
5,500		Bristol-Myers Squibb Co.	114,675
7,080		Johnson & Johnson	490,502
3,850		Lilly (Eli) & Co.	169,515
2,510		Merck & Co., Inc.	79,216
26,790		Pfizer, Inc.	494,008
8,010		Wyeth	295,889
		TOTAL	1,643,805
		Industrials--4.6%
3,010		3M Co.	205,613
850		Dover Corp.	34,467
1,500		Eaton Corp.	84,270
930		Emerson Electric Co.	37,935
6,155		General Electric Co.	156,952
4,200		Illinois Tool Works, Inc.	186,690
6,800		Northrop Grumman Corp.	411,672
1,110		Pitney Bowes, Inc.	36,919
4,810		Republic Services, Inc.	144,204
3,025		United Parcel Service, Inc.	190,242
2,060		United Technologies Corp.	123,724
4,810		Waste Management, Inc.	151,467
		TOTAL	1,764,155
		Information Technology--2.6%
1,910		Analog Devices, Inc.	50,328
1,780		Automatic Data Processing, Inc.	76,095
8,135		Intel Corp.	152,369
970		International Business Machines Corp.	113,451
4,220		Maxim Integrated Products, Inc.	76,382
2,790		Microchip Technology, Inc.	82,110
3,245		Molex, Inc.	72,850
3,890		Nokia Oyj, ADR, Class A	72,549
10,320		Seagate Technology Holdings	125,078
12,023		Taiwan Semiconductor Manufacturing Co., ADR	112,656
3,200		Xilinx, Inc.	75,040
		TOTAL	1,008,908
		Materials--1.6%
3,310		Alcoa, Inc.	74,740
1,270		Dow Chemical Co.	40,361
20,555		Gold Fields Ltd., ADR	197,122
1,265		PPG Industries, Inc.	73,775
1,515		Packaging Corp. of America	35,118
1,980		Rohm & Haas Co.	138,600
1,740		Sealed Air Corp.	38,263
		TOTAL	597,979
		Telecommunication Services--3.4%
18,072		AT&T, Inc.	504,570
8,645	[1]	BCE, Inc.	300,068
2,570		NTT Docomo Inc. - Spon. ADR	40,863
10,610		Qwest Communications International, Inc.	34,270
7,330		Verizon Communications	235,220
5,800		Vodafone Group PLC, ADR	128,180
6,707		Windstream Corp.	73,375
		TOTAL	1,316,546
		Utilities--2.4%
4,290		AGL Resources, Inc.	134,620
2,040		Ameren Corp.	79,621
3,220		CenterPoint Energy, Inc.	46,915
3,890		Edison International	155,211
790		Integrys Energy Group, Inc.	39,453
18,370		NiSource, Inc.	271,141
2,420		Pinnacle West Capital Corp.	83,272
1,080		Progress Energy, Inc.	46,580
1,070		SCANA Corp.	41,655
		TOTAL	898,468
		TOTAL COMMON STOCKS (IDENTIFIED COST $15,227,991)	15,028,762
		CORPORATE BONDS—2.9%
		Banking—0.4%
150,000	[2,3]	Banco Credito del Peru, Sub. Note, 6.95%, 11/7/2021	145,448
		Basic Industry -- Paper—0.6%
250,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	244,085
		Oil & Gas—1.9%
800,000	[2,3]	Gazprom, Note, 8.625%, 4/28/2034	738,720
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,392,625)	1,128,253
		GOVERNMENTS/AGENCIES--15.2%
		Sovereign—15.2%
600,000		Brazil NTN-B, Series NTNB, 6.00%, 8/15/2010	531,648
500,000		Brazil, Government of, 6.00%, 1/17/2017	484,450
200,000		Brazil, Government of, Bond, 8.25%, 1/20/2034	224,680
237,000		Brazil, Government of, Note, 8.00%, 1/15/2018	254,420
300,000		Colombia, Government of, Note, 7.375%, 1/27/2017	311,790
250,000		Ecuador, Government, Series REGS, 10.00% 8/15/2030	181,250
3,100,000		Mexico Fixed Rate Bond, Bond, Series MI10, 9.00%, 12/20/2012	290,104
486,000		Peru, Government of, 6.55%, 3/14/2037	487,774
270,000		Philippines, Government of, 9.00%, 2/15/2013	298,350
411,600	[2,3]	Russia, Government of, Unsub., Series REGS, 7.50%, 3/31/2030	418,371
300,000		Turkey, Government of, 14.00%, 9/26/2012	204,648
350,000		Turkey, Government of, 7.00%, 9/26/2016	346,500
150,000		Turkey, Government of, Note, 7.375%, 2/5/2025	144,750
265,884		Turkey, Government of, Series CPI, 10.00%, 2/15/2012	194,779
400,000		United Mexican States, Note, 9.875%, 2/1/2010	430,200
100,000		Uruguay, Government of, Note, 8.00%, 11/18/2022	101,000
1,050,000		Venezuela, Government of, 9.375%, 1/13/2034	755,108
230,000		Venezuela, Government of, Note, 7.65%, 4/21/2025	140,875
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $6,287,177)	5,800,697
		MORTGAGE-BACKED SECURITIES--23.6%
		Federal Home Loan Mortgage Corporation—21.5%
318,673		Federal Home Loan Mortgage Corp. Pool A14164, 5.000%, 30 Year, 10/1/2033	310,923
789,242		Federal Home Loan Mortgage Corp. Pool A48294, 5.000%, 30 Year, 2/1/2036	768,936
1,175,875		Federal Home Loan Mortgage Corp. Pool A56495, 5.500%, 30 Year, 1/1/2037	1,170,007
258,320		Federal Home Loan Mortgage Corp. Pool A57023, 5.500%, 30 Year, 2/1/2037	257,031
282,051		Federal Home Loan Mortgage Corp. Pool A65290, 6.500%, 30 Year, 9/1/2037	289,605
480,414		Federal Home Loan Mortgage Corp. Pool A72247, 5.500%, 30 Year, 2/1/2038	478,017
498,587		Federal Home Loan Mortgage Corp. Pool A79197, 5.000%, 30 Year, 7/1/2038	485,370
1,157,699		Federal Home Loan Mortgage Corp. Pool G02479, 6.000%, 30 Year, 12/1/2036	1,172,591
495,762		Federal Home Loan Mortgage Corp. Pool G03447, 5.500%, 10/1/2037	493,288
168,840		Federal Home Loan Mortgage Corp. Pool G03776, 6.000%, 30 Year, 1/1/2038	171,012
486,619		Federal Home Loan Mortgage Corp. Pool G13214, 5.500%, 15 Year, 10/1/2021	490,634
165,688		Federal Home Loan Mortgage Corp. Pool G18078, 5.000%, 15 Year, 10/1/2020	164,960
494,416		Federal Home Loan Mortgage Corp. Pool G18264, 5.000%, 15 Year, 7/1/2023	490,543
432,227		Federal Home Loan Mortgage Corp. Pool J03848, 4.500%, 15 Year, 11/1/2021	420,821
464,919		Federal Home Loan Mortgage Corp. Pool J05248, 5.500%, 15 Year, 7/1/2022	468,320
357,763		Federal Home Loan Mortgage Corp. Pool J05376, 6.000%, 15 Year, 8/1/2022	364,607
249,654		Federal Home Loan Mortgage Corp. Pool J08602, 5.000%, 15 Year, 9/1/2023	247,698
		TOTAL	8,244,363
		Federal National Mortgage Association—2.1%
495,863		Federal National Mortgage Association Pool 903122, 6.000%, 30 Year, 10/1/2036	502,610
298,623		Federal National Mortgage Association Pool 948631, 6.000%, 30 Year, 8/1/2037	302,686
		TOTAL	805,296
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,937,300)	9,049,659
		ADJUSTABLE RATE MORTGAGES--1.0%
		Federal Home Loan Mortgage Corporation—0.4%
156,566		Federal Home Loan Mortgage Corp., 4.750%, 3/1/2034	153,332
		Federal National Mortgage Association—0.6%
228,652		Federal National Mortgage Association, 5.760%, 9/1/2037	229,108
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $382,165)	382,440
		PURCHASED PUT OPTION--0.0%
35	[1]	Eli Lilly & Co., Strike Price $40, Expiration Date 10/18/2008 (IDENTIFIED COST $1,244)	700
		MUTUAL FUND--16.4%
1,003,575	[4]	Federated High Income Bond Fund II, Primary Shares (IDENTIFIED COST $7,109,032)	6,282,377
		REPURCHASE AGREEMENT--1.2%
464,000		Interest in $4,500,000,000 joint repurchase agreement 1.75%, dated 9/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125. (AT COST)	464,000
		TOTAL INVESTMENTS – 99.6% (IDENTIFIED COST $39,801,534)[5]	38,136,888
		OTHER ASSETS AND LIABILITIES – NET– 0.4%[6]	155,624
		TOTAL NET ASSETS – 100%	$38,292,512

	At September 30, 2008, the Fund had the following outstanding foreign exchange contracts:
	Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Depreciation
	Contracts Purchased:
	10/15/2008	50,440,000 Chilean Peso	$ 94,422	$ 91,250	$(3,172)
	4/29/2009	663,516 Yuan Renminbi	$ 103,175	$ 95,593	$(7,581)
	UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(10,753)

	Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net.”

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $1,302,539, which represented 3.4% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2008, these liquid restricted securities amounted to $1,302,539, which represented 3.4% of total net assets.

4	Affiliated company.
5
At September 30, 2008, the cost of investments for federal tax purposes was $39,888,328. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency exchange rates was $1,751,440. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,072,107 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,823,547.

6	Assets, other than investments in securities, less liabilities.

Note:    The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$21,311,839	$(10,753)
Level 2 – Other Significant Observable Inputs	16,825,049	0
Level 3 – Significant Unobservable Inputs	0	0
Total	$38,136,888	$(10,753)

*Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Equity Income Fund II

Portfolio of Investments

September 30, 2008 (unaudited)

Shares			Value
		COMMON STOCKS--99.6%
		Consumer Discretionary--8.5%
5,100		American Eagle Outfitters, Inc.	$77,775
1,120		Black & Decker Corp.	68,040
8,900		CBS Corp. (New), Class B	129,762
1,820		Carnival Corp.	64,337
1,230		Fortune Brands, Inc.	70,553
6,280		Home Depot, Inc.	162,589
3,310		KB HOME	65,141
26,005		Leggett and Platt, Inc.	566,649
1,860		M.D.C. Holdings, Inc.	68,057
11,820		Macy's, Inc.	212,524
1,240		Magna International, Inc., Class A	63,476
15,580		Mattel, Inc.	281,063
5,290		Nordstrom, Inc.	152,458
25,190		Regal Entertainment Group	397,498
		TOTAL	2,379,922
		Consumer Staples--12.1%
10,495		Altria Group, Inc.	208,221
5,660		Coca-Cola Co.	299,301
8,230		Kimberly-Clark Corp.	533,633
5,999		Kraft Foods, Inc., Class A	196,467
5,900		Nu Skin Enterprises, Inc., Class A	95,698
5,080		PepsiCo, Inc.	362,052
10,235		Procter & Gamble Co.	713,277
2,845		Reynolds American, Inc.	138,324
2,590		SUPERVALU, Inc.	56,203
6,820		Sysco Corp.	210,261
9,900		Wal-Mart Stores, Inc.	592,911
		TOTAL	3,406,348
		Energy--12.1%
7,300		Chevron Corp.	602,104
9,780		ConocoPhillips	716,385
4,620		ENI SpA, ADR	244,629
2,110		EnCana Corp.	138,690
13,390		Exxon Mobil Corp.	1,039,867
8,790		Marathon Oil Corp.	350,457
8,110		Patterson-UTI Energy, Inc.	162,362
8,226		Precision Drilling Trust	136,305
		TOTAL	3,390,799
		Financials--18.9%
10,203		Ace Ltd.	552,288
6,800		Aspen Insurance Holdings Ltd.	187,000
5,460		BB&T Corp.	206,388
2,140		Bank of America Corp.	74,900
6,820		Chubb Corp.	374,418
21,370		Huntington Bancshares, Inc.	170,746
12,210		J.P. Morgan Chase & Co.	570,207
21,485		Merrill Lynch & Co., Inc.	543,570
4,415		Morgan Stanley	101,545
3,745		NYSE Euronext	146,729
6,690		Nationwide Financial Services, Inc., Class A	330,018
38,270		New York Community Bancorp, Inc.	642,553
3,760		PNC Financial Services Group	280,872
2,500		PartnerRe Ltd.	170,225
9,410		The Travelers Cos., Inc.	425,332
10,850		U.S. Bancorp	390,817
3,105		Zions Bancorp	120,163
		TOTAL	5,287,771
		Health Care--11.0%
10,300		Bristol-Myers Squibb Co.	214,755
7,290		Eli Lilly & Co.	320,979
13,260		Johnson & Johnson	918,653
4,680		Merck & Co., Inc.	147,701
50,150		Pfizer, Inc.	924,766
15,000		Wyeth	554,100
		TOTAL	3,080,954
		Industrials--11.8%
5,660		3M Co.	386,635
1,670		Dover Corp.	67,718
2,810		Eaton Corp.	157,866
1,740		Emerson Electric Co.	70,975
11,590		General Electric Co.	295,545
7,920		Illinois Tool Works, Inc.	352,044
12,940		Northrop Grumman Corp.	783,388
2,070		Pitney Bowes, Inc.	68,848
8,970		Republic Services, Inc.	268,921
5,625		United Parcel Service, Inc.	353,756
3,730		United Technologies Corp.	224,024
8,670		Waste Management, Inc.	273,018
		TOTAL	3,302,738
		Information Technology--6.6%
3,250		Analog Devices, Inc.	85,637
3,315		Automatic Data Processing, Inc.	141,716
1,810		IBM Corp.	211,698
15,225		Intel Corp.	285,164
7,950		Maxim Integrated Products, Inc.	143,895
5,260		Microchip Technology, Inc.	154,802
6,125		Molex, Inc.	137,506
7,270		Nokia Oyj, Class A, ADR	135,585
19,020		Seagate Technology Holdings	230,522
22,920		Taiwan Semiconductor Manufacturing Co., ADR	214,760
4,080		Xilinx, Inc.	95,676
		TOTAL	1,836,961
		Materials--4.0%
6,155		Alcoa, Inc.	138,980
2,690		Dow Chemical Co.	85,488
38,240		Gold Fields Ltd., ADR	366,722
2,360		PPG Industries, Inc.	137,635
2,995		Packaging Corp. of America	69,424
3,630		Rohm & Haas Co.	254,100
3,250		Sealed Air Corp.	71,468
		TOTAL	1,123,817
		Telecommunication Services--8.7%
33,237		AT&T, Inc.	927,977
16,215	[1]	BCE, Inc.	562,823
4,715		NTT DoCoMo, Inc., ADR	74,969
19,510		Qwest Communications International, Inc.	63,017
13,710		Verizon Communications, Inc.	439,954
10,380		Vodafone Group PLC, ADR	229,398
12,616		Windstream Corp.	138,019
		TOTAL	2,436,157
		Utilities--5.9%
7,270		AGL Resources, Inc.	228,133
3,700		Ameren Corp.	144,411
5,120		CenterPoint Energy, Inc.	74,598
7,235		Edison International	288,677
1,490		Integrys Energy Group, Inc.	74,411
35,330		NiSource, Inc.	521,471
4,480		Pinnacle West Capital Corp.	154,157
2,170		Progress Energy, Inc.	93,592
2,070		SCANA Corp.	80,585
		TOTAL	1,660,035
		TOTAL COMMON STOCKS (IDENTIFIED COST $28,352,006)	27,905,502
		PURCHASED PUT OPTIONS--0.0%
		Health Care--0.0%
70	[1]	Eli Lilly & Co., Strike Price $40, Expiration Date 10/18/2008 (IDENTIFIED COST $2,488)	1,400
		REPURCHASE AGREEMENT--0.3%
$87,000		Interest in $4,500,000,000 joint repurchase agreement 1.75%, dated 9/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125. (AT COST)	87,000
		TOTAL INVESTMENTS –99.9% (IDENTIFIED COST $28,441,494)[2]	27,993,902
		OTHER ASSETS AND LIABILITIES – NET --0.1%[3]	24,142
		TOTAL NET ASSETS –100%	$28,018,044

1	Non-income producing security.
2
At September 30, 2008, the cost of investments for federal tax purposes was $28,441,494. The net unrealized depreciation of investments for federal tax purposes was $447,592. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,670,418 and net unrealized depreciation from investments for those securities having an excess of cost over value of $2,118,010.

3	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:
Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 27,906,902
Level 2 – Other Significant Observable Inputs	$ 87,000
Level 3 – Significant Unobservable Inputs	---
Total	$27,993,902

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Fund For U.S. Government Securities II

Portfolio of Investments

September 30, 2008 (unaudited)

Principal Amount	Value

		U.S. TREASURY OBLIGATIONS--9.5%
$1,000,000		United States Treasury Bonds, 6.000%, 2/15/2026	$1,185,000
1,700,000		United States Treasury Bonds, 6.125%, 11/15/2027	2,065,234
1,000,000		United States Treasury Bonds, 6.250%, 8/15/2023	1,198,750
3,170,000		United States Treasury Bonds, 7.500%, 11/15/2016 - 11/15/2024	4,021,144
3,050,000		United States Treasury Bonds, 7.625%, 2/15/2025	4,199,469
1,100,000		United States Treasury Bonds, 8.000%, 11/15/2021	1,502,016
2,000,000		United States Treasury Notes, 3.500%, 11/15/2009	2,038,164
3,100,000		United States Treasury Notes, 3.875%, 5/15/2010	3,203,414
2,500,000		United States Treasury Notes, 4.250%, 8/15/2015	2,645,215
1,800,000		United States Treasury Notes, 4.500%, 5/15/2017	1,895,555
6,700,000		United States Treasury Notes, 4.750%, 1/31/2012	7,182,609
5,860,000		United States Treasury Notes, 5.125%, 5/15/2016	6,453,554
		TOTAL U.S. TREASURY OBLIGATIONS (IDENTIFIED COST $34,618,019)	37,590,124
		GOVERNMENT AGENCIES--13.8%
4,000,000		Federal Farm Credit System, 4.180%, 9/22/2010	4,085,554
7,000,000		Federal Farm Credit System, 5.150%, 12/6/2010	7,293,740
4,000,000		Federal Farm Credit System, 5.375%, 7/18/2011	4,202,644
7,300,000		Federal Farm Credit System, 5.750%, 1/18/2011 - 12/7/2028	7,725,276
3,100,000	[1]	Federal Home Loan Bank System, 5.250%, 8/5/2009	3,145,146
1,100,000		Federal Home Loan Bank System, 7.125%, 2/15/2030	1,367,558
6,000,000		Federal Home Loan Mortgage Corp., 4.750%, 3/5/2012	6,211,163
1,500,000		Federal Home Loan Mortgage Corp., 5.625%, 11/23/2035	1,453,825
72,000		Federal Home Loan Mortgage Corp., 6.750%, 9/15/2029	87,505
5,000,000	[1]	Federal National Mortgage Association, 3.875%, 7/12/2013	4,987,889
2,000,000		Tennessee Valley Authority, 4.650%, 6/15/2035	1,850,413
1,000,000		Tennessee Valley Authority, 5.625%, 1/18/2011	1,051,809
10,700,000		Tennessee Valley Authority, 6.000%, 3/15/2013	11,593,998
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $53,245,637)	55,056,520
		MORTGAGE-BACKED SECURITIES—54.1%
		Federal Home Loan Mortgage Corp.--28.4%
9,929,594		Federal Home Loan Mortgage Corp., 4.500%, 6/1/2019 - 10/1/2020	9,732,116
29,221,436		Federal Home Loan Mortgage Corp., 5.000%, 7/1/2019 - 6/1/2036	28,673,861
37,843,850	[2]	Federal Home Loan Mortgage Corp., 5.500%, 12/1/2020 - 11/1/2038	37,637,551
22,292,915	[2]	Federal Home Loan Mortgage Corp., 6.000%, 1/1/2014 - 10/1/2038	22,585,328
11,528,051	[2]	Federal Home Loan Mortgage Corp., 6.500%, 6/1/2015 - 10/1/2038	11,837,682
2,127,815		Federal Home Loan Mortgage Corp., 7.000%, 9/1/2015 - 4/1/2032	2,233,928
160,239		Federal Home Loan Mortgage Corp., 7.500%, 9/1/2030 - 1/1/2031	171,876
24,837		Federal Home Loan Mortgage Corp., 8.500%, 5/1/2030	27,016
13,140		Federal Home Loan Mortgage Corp., 9.000%, 2/1/2025 - 5/1/2025	14,504
		TOTAL	112,913,862
		Federal National Mortgage Association--20.2%
2,478,795		Federal National Mortgage Association, 4.500%, 12/1/2019	2,435,073
7,316,137		Federal National Mortgage Association, 5.000%, 7/1/2034 - 11/1/2035	7,140,619
28,848,964		Federal National Mortgage Association, 5.500%, 11/1/2021 - 4/1/2036	28,811,491
39,170,601	[2]	Federal National Mortgage Association, 6.000%, 5/1/2014 - 11/1/2038	39,640,982
1,216,698		Federal National Mortgage Association, 6.500%, 6/1/2029 - 11/1/2035	1,257,403
898,311		Federal National Mortgage Association, 7.000%, 3/1/2015 - 4/1/2032	945,327
111,656		Federal National Mortgage Association, 7.500%, 5/1/2015 - 8/1/2031	119,142
31,294		Federal National Mortgage Association, 8.000%, 7/1/2030	33,552
		TOTAL	80,383,589
		Government National Mortgage Association--5.5%
3,351,607		Government National Mortgage Association, 5.000%, 7/15/2034	3,290,646
3,219,346		Government National Mortgage Association, 5.500%, 5/20/2035	3,218,214
13,210,032		Government National Mortgage Association, 6.000%, 4/15/2032 - 7/15/2037	13,425,914
1,726,073		Government National Mortgage Association, 6.500%, 12/15/2023 - 5/15/2032	1,807,832
85,106		Government National Mortgage Association, 7.500%, 10/15/2026 - 3/20/2030	90,543
125,307		Government National Mortgage Association, 8.000%, 12/15/2029 - 4/15/2030	135,242
52,452		Government National Mortgage Association, 9.500%, 11/15/2016	58,616
		TOTAL	22,027,007
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $210,401,720)	215,324,458
		COLLATERALIZED MORTGAGE OBLIGATIONS—18.7%
3,654,023		Bank of America Mortgage Securities 2007-3, Class 1A1, 6.000%, 9/25/2037	3,115,384
2,861,531		CS First Boston Mortgage Securities Corp, 2005-7, Class 4A3, 5.000%, 8/25/2020	2,688,101
3,755,635		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	3,344,181
3,686,795		Countrywide Home Loans 2007-17, Class 3A1, 6.750%, 10/25/2037	3,183,496
2,440,753		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,216,436
2,472,868		Federal Home Loan Mortgage Corp. REMIC 3076 NM, 7.500%, 4/15/2033	2,614,733
6,615,064		Federal Home Loan Mortgage Corp. REMIC 3144 FB, 2.838%, 4/15/2036	6,416,342
4,316,899		Federal Home Loan Mortgage Corp. REMIC 3175 FE, 2.798%, 6/15/2036	4,197,440
4,746,405		Federal Home Loan Mortgage Corp. REMIC 3179 FP, 2.868%, 7/15/2036	4,644,612
1,462,170		Federal Home Loan Mortgage Corp. REMIC 3206 FE, 2.888%, 8/15/2036	1,423,107
4,645,994		Federal Home Loan Mortgage Corp. REMIC 3260 PF, 2.788%, 1/15/2037	4,483,659
910,353		Federal National Mortgage Association REMIC 2005-63 FC, 3.457%, 10/25/2031	879,982
1,426,394		Federal National Mortgage Association REMIC 2006-43 FL, 3.607%, 6/25/2036	1,389,786
4,228,663		Federal National Mortgage Association REMIC 2006-58 FP, 3.507%, 7/25/2036	4,123,607
5,336,033		Federal National Mortgage Association REMIC 2006-81 FB, 3.557%, 9/25/2036	5,210,584
5,504,205		Federal National Mortgage Association REMIC 2006-85 PF, 3.587%, 9/25/2036	5,373,316
1,739,272		Federal National Mortgage Association REMIC 2006-93 FM, 3.587%, 10/25/2036	1,719,465
324,730		Federal National Mortgage Association REMIC 361 1, PO STRIP, 0.000% 10/1/2035	251,320
1,500,458		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	1,394,515
1,942,429		First Horizon Asset Securities, Inc. 2006-1, Class 2A1, 5.250%, 5/25/2021	1,653,480
3,160,657		First Horizon Mortgage Pass-Through Trust 2004-AR6, Class 4A1, 5.531%, 11/25/2034	2,862,801
2,000,728		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 3.230%, 5/19/2047	1,216,340
3,640,809		Indymac IMJA Mortgage Loan Trust 2007-A2, Class 2A1, 6.500%, 10/25/2037	3,150,822
3,637,975		Lehman Mortgage Trust 2007-8, Class 2A2, 6.500%, 9/25/2037	3,075,609
3,414,530		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	3,015,358
1,795,812		Washington Mutual 2006-AR1, Class 2A1B, 4.149%, 1/25/2046	869,102
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $80,889,490)	74,513,578
		ADJUSTABLE RATE MORTGAGES--5.2%
6,246,776		Federal Home Loan Mortgage Corp. ARM, 5.565%, 9/1/2036	6,305,777
2,589,987		Federal National Mortgage Association ARM, 5.256%, 1/1/2037	2,635,851
4,732,912		Federal National Mortgage Association ARM, 5.406%, 5/1/2037	4,767,108
6,819,617		Federal National Mortgage Association ARM, 5.621%, 2/1/2037	6,899,263
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $20,494,429)	20,607,999
		COMMERCIAL MORTGAGE-BACKED SECURITIES—3.2%
3,000,000		Banc of America Commercial Mortgage, Inc. 2007-1, Class A2, 5.381%, 1/15/2049	2,873,786
3,000,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD4, Class A3, 5.293%, 12/11/2049	2,752,519
3,560,000		Citigroup/Deutsche Bank Commercial Mortgage 2007-CD5, Class A4, 5.886%, 11/15/2044	3,178,287
1,250,000		Merrill Lynch Mortgage Trust 2008-C1, Class A2, 5.425%, 2/12/2051	1,182,746
3,000,000		Merrill Lynch/Countrywide Commercial Mortgage 2007-6, Class A2, 5.331%, 3/12/2051	2,864,132
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $13,880,871)	12,851,470
		REPURCHASE AGREEMENTS—10.4%
24,327,000		Interest in $4,500,000,000 joint repurchase agreement, 1.75%, dated 9/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. These securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125.	24,327,000
8,421,000		Interest in $4,500,000,000 joint repurchase agreement, 1.75%, dated 9/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. These securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125 (purchased with proceeds from securities lending collateral).	8,421,000
8,704,000	[3]	Interest in $59,010,000 joint repurchase agreement, 2.28%, dated 9/11/2008 under which Morgan Stanley and Co., Inc. will repurchase securities provided as collateral for $59,133,331 on 10/14/2008. These securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2047 and the market value of those underlying securities was $60,535,331 (segregated pending settlement of dollar-roll transactions).	8,704,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	41,452,000
		TOTAL INVESTMENTS—114.9% (IDENTIFIED COST $454,982,166)[4]	457,396,149
		OTHER ASSETS AND LIABILITIES---NET---(14.9)%[5]	(59,434,114)
		TOTAL NET ASSETS----100%	$397,962,035

1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$8,133,034	$8,421,000
2	All or a portion of these securities are subject to dollar-roll transactions.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days’ notice.
4
At September 30, 2008, the cost of investments for federal tax purposes was $454,982,166. The net unrealized appreciation of investments for federal tax purposes was $2,413,983. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,054,155 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,640,172.

5	Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions.  Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation).  Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts.  In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$---
Level 2 – Other Significant Observable Inputs	457,396,149
Level 3 – Significant Unobservable Inputs	--
Total	$457,396,149

The following acronyms are used throughout this portfolio:

ARM	--Adjustable Rate Mortgage
PO	--Principal Only
REMIC	--Real Estate Mortgage Investment Conduit

Federated High Income Bond Fund II

Portfolio of Investments

September 30, 2008 (unaudited)

Principal Amount or Shares			Value
		CORPORATE BONDS—96.0%
		Aerospace / Defense--4.0%
$1,125,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	$1,057,500
975,000		DRS Technologies, Inc., Sr. Note, 6.625%, 2/1/2016	989,625
475,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Unsecd. Note, 8.875%, 4/1/2015	432,250
400,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	360,000
2,550,000		L-3 Communications Corp., Sr. Sub. Note, 6.125%, 1/15/2014	2,371,500
1,025,000	[1,2]	Sequa Corp., Sr. Note, 11.75%, 12/1/2015	866,125
439,344	[1,2]	Sequa Corp., Sr. PIK Deb., 13.50%, 12/1/2015	371,245
1,050,000		TransDigm, Inc., Sr. Sub. Note, 7.75%, 7/15/2014	992,250
700,000	[1,2]	US Investigations Services, Inc., Sr. Note, 10.50%, 11/1/2015	626,500
650,000	[1,2]	US Investigations Services, Inc., Sr. Sub. Note, 11.75%, 5/1/2016	536,250
		TOTAL	8,603,245
		Automotive--3.4%
800,000		Cooper-Standard Automotive, Inc., Sr. Sub. Note, 8.375%, 12/15/2014	508,000
1,400,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	609,000
1,675,000		Ford Motor Credit Co., Floating Rate Note - Sr. Note, 5.538%, 1/13/2012	1,072,301
1,450,000		Ford Motor Credit Co., Note, 7.25%, 10/25/2011	923,602
450,000		Ford Motor Credit Co., Sr. Note, 9.875%, 8/10/2011	310,886
1,275,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	807,194
3,375,000		General Motors Corp., Deb., 7.40%, 9/1/2025	1,231,875
1,025,000		General Motors Corp., Note, 8.375%, 7/15/2033	415,125
650,000		Tenneco Automotive, Inc., Sr. Sub. Note, 8.625%, 11/15/2014	520,000
1,150,000		United Components, Inc., Sr. Sub. Note, 9.375%, 6/15/2013	960,250
		TOTAL	7,358,233
		Building Materials--0.8%
600,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	543,000
375,000		Nortek Holdings, Inc., Sr. Disc. Note, 0/10.75%, 3/1/2014	163,125
500,000		Nortek Holdings, Inc., Sr. Sub. Note, 8.50%, 9/1/2014	287,500
775,000		Panolam Industries International, Inc., Sr. Sub. Note, 10.75%, 10/1/2013	468,875
425,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, 11.75%, 6/15/2013	367,625
		TOTAL	1,830,125
		Chemicals--3.8%
300,000	[1,2]	Airgas, Inc., 7.125%, 10/1/2018	293,250
1,225,000		Chemtura Corp., Sr. Note, 6.875%, 6/1/2016	986,125
412,000		Compass Minerals International, Inc., Sr. Disc. Note, 12.00%, 6/1/2013	435,690
1,275,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 9.75%, 11/15/2014	1,013,625
800,000	[1,2]	Invista, Unit, 9.25%, 5/1/2012	790,000
679,000		Koppers, Inc., Sr. Secd. Note, 9.875%, 10/15/2013	702,765
675,000	[1,2]	Mosaic Co./The, Sr. Note, 7.875%, 12/1/2016	690,289
664,000		Nalco Co., Sr. Disc. Note, 0/9.00%, 2/1/2014	592,620
875,000		Nalco Co., Sr. Sub. Note, 8.875%, 11/15/2013	877,187
625,000	[1,2]	Nell AF SARL, Sr. Note, 8.375%, 8/15/2015	296,875
825,000		Terra Capital, Inc., Company Guarantee, Series B, 7.00%, 2/1/2017	787,875
650,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	583,761
225,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	219,698
		TOTAL	8,269,760
		Construction Machinery--0.5%
1,400,000		Rental Service Corp., Sr. Note, 9.50%, 12/1/2014	1,067,500
		Consumer Products--4.5%
1,275,000	[1,2]	AAC Group Holding Corp., Sr. Disc. Note, 0/10.25%, 10/1/2012	1,268,625
574,308		AAC Group Holding Corp., Sr. PIK Deb., 14.75%, 10/1/2012	548,464
675,000	[1,2]	American Achievement Corp., Sr. Sub. Note, 8.25%, 4/1/2012	676,687
1,350,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	1,130,625
1,500,000		Jostens Holding Corp., Discount Bond, 0/10.25%, 12/1/2013	1,365,000
1,775,000		Jostens IH Corp., Sr. Sub. Note, 7.625%, 10/1/2012	1,637,437
950,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	750,500
875,000		True Temper Sports, Inc., Sr. Sub. Note, 8.375%, 9/15/2011	494,375
1,925,000		Visant Holding Corp., Sr. Note, 8.75%, 12/1/2013	1,775,812
		TOTAL	9,647,525
		Energy--5.1%
1,175,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	1,051,625
925,000		Chesapeake Energy Corp., Company Guarantee, 6.875%, 11/15/2020	795,500
1,375,000		Chesapeake Energy Corp., Sr. Note, 7.50%, 9/15/2013	1,337,187
450,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	429,750
650,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	620,750
275,000	[1,2]	Forest Oil Corp., 7.25%, 6/15/2019	236,500
850,000		Forest Oil Corp., Sr. Note, 7.25%, 6/15/2019	731,000
1,200,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, 7.75%, 11/1/2015	1,038,000
275,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 6.75%, 5/1/2014	233,750
600,000	[1,2]	Petroplus Finance LTD, Company Guarantee, 7.00%, 5/1/2017	501,000
1,125,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	1,006,611
450,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	393,750
250,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	222,500
900,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	832,500
125,000		Range Resources Corp., Sr. Sub. Note, 7.25%, 5/1/2018	118,750
350,000		Range Resources Corp., Sr. Sub. Note, 7.375%, 7/15/2013	339,500
650,000		Range Resources Corp., Sr. Sub. Note, 7.50%, 5/15/2016	624,000
325,000	[1,2]	Sandridge Energy, Inc., 8.00%, 6/1/2018	281,125
250,000	[1,2]	Southwestern Energy Co., Sr. Note, 7.50%, 2/1/2018	243,750
		TOTAL	11,037,548
		Entertainment--1.0%
1,475,000		Cinemark, Inc., Sr. Disc. Note, 0/9.75%, 3/15/2014	1,425,219
775,000	[1,2,3]	Hard Rock Park Operations LLC, Sr. Secd. Note, 7.383%, 4/1/2012	469,844
350,000		Universal City Florida Holding Co., Floating Rate Note, 7.551%, 5/1/2010	330,750
		TOTAL	2,225,813
		Environmental--0.7%
875,000		Allied Waste North America, Inc., Note, Series B, 7.125%, 5/15/2016	820,312
600,000		Browning-Ferris Industries, Inc., Deb., 9.25%, 5/1/2021	621,000
		TOTAL	1,441,312
		Financial Institutions--2.3%
3,600,000		General Motors Acceptance Corp., 6.875%, 9/15/2011	1,608,739
1,375,000		General Motors Acceptance Corp., 8.00%, 11/1/2031	518,882
900,000		General Motors Acceptance Corp., Note, 7.00%, 2/1/2012	367,261
350,000	[1,2]	Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	343,000
1,500,000	[1,2]	Nuveen Investments, Sr. Note, 10.50%, 11/15/2015	1,162,500
1,125,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	905,625
		TOTAL	4,906,007
		Food & Beverage--5.9%
1,700,000		ASG Consolidated LLC, Sr. Disc. Note, 0/11.50%, 11/1/2011	1,521,500
950,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	897,750
775,000		Aramark Services, Inc., Floating Rate Note - Sr. Note, 6.301%, 2/1/2015	682,000
1,225,000		B&G Foods Holdings Corp., Sr. Note, 8.00%, 10/1/2011	1,182,125
275,000		Constellation Brands, Inc., 8.375%, 12/15/2014	273,625
450,000		Constellation Brands, Inc., Sr. Note, 7.25%, 5/15/2017	416,250
325,000		Constellation Brands, Inc., Sr. Note, 7.25%, 9/1/2016	300,625
1,350,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	1,181,250
1,050,000	[1,2]	Eurofresh, Inc., Sr. Note, 11.50%, 1/15/2013	708,750
1,250,000		Michael Foods, Inc., Sr. Sub. Note, 8.00%, 11/15/2013	1,218,750
1,000,000	[1,3]	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	85,000
1,200,000		Pilgrim's Pride Corp., Sr. Sub. Note, 8.375%, 5/1/2017	570,000
900,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Note, 9.25%, 4/1/2015	738,000
800,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, 10.625%, 4/1/2017	604,000
1,775,000		Reddy Ice Group, Inc., Sr. Disc. Note, 0/10.50%, 11/1/2012	1,375,625
800,000		Smithfield Foods, Inc., Note, 7.75%, 5/15/2013	676,000
325,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	256,750
		TOTAL	12,688,000
		Gaming--4.8%
1,125,000	[1,2]	Fontainebleu Las Vegas Holdings LLC/Fontainebleu Las Vegas, Second Mortgage Notes, 10.25%, 6/15/2015	320,625
850,000		Global Cash Access LLC, Sr. Sub. Note, 8.75%, 3/15/2012	752,250
675,000	[1,2]	Great Canadian Gaming Corp., Sr. Sub. Note, 7.25%, 2/15/2015	610,875
1,050,000	[1,3]	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	57,750
1,175,000	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sr. Secd. Note, 11.00%, 11/1/2012	804,875
215,586	[1,2]	Indianapolis Downs LLC /Indiana Downs Capital Corp., Sub. PIK Note, 15.50%, 11/1/2013	148,215
1,125,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	759,375
1,275,000		MGM Mirage, Sr. Note, 5.875%, 2/27/2014	927,562
700,000		MGM Mirage, Sr. Note, 7.50%, 6/1/2016	514,500
625,000		MGM Mirage, Sr. Sub. Note, 8.375%, 2/1/2011	514,062
1,100,000		Mandalay Resort Group, Sr. Sub. Note, 9.375%, 2/15/2010	1,017,500
850,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	752,250
975,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, 8.00%, 9/15/2013	877,500
1,050,000	[1,2]	Shingle Springs Tribal Gaming, Sr. Note, 9.375%, 6/15/2015	761,250
525,000	[1,2]	Tunica-Biloxi Gaming Authority, Sr. Unsecd. Note, 9.00%, 11/15/2015	485,625
1,325,000		Wynn Las Vegas LLC, 1st Mtg. Note, 6.625%, 12/1/2014	1,136,187
		TOTAL	10,440,401
		Health Care--8.9%
650,000		AMR Holding Co./Emcare Holding Co., Sr. Sub. Note, 10.00%, 2/15/2015	684,125
1,100,000		Accellent, Inc., Sr. Sub., 10.50%, 12/1/2013	973,500
500,000	[1,2]	Bausch & Lomb, Inc., Sr. Note, 9.875%, 11/1/2015	476,250
675,000		Bio Rad Laboratories, Inc., Sr. Sub. Note, 6.125%, 12/15/2014	631,125
1,600,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	1,616,000
1,175,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	910,625
1,175,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	840,125
2,500,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	2,381,250
1,550,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	1,511,250
1,375,000		National Mentor Holdings, Inc., Sr. Sub. Note, 11.25%, 7/1/2014	1,381,875
1,050,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	939,750
1,050,000		United Surgical Partners International, Inc., 9.25%, 5/1/2017	897,750
250,000		Universal Hospital Services, Inc., Floating Rate Note - Sr. Secured Note, 6.303%, 6/1/2015	221,250
550,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	515,625
1,300,000		VWR Funding, Inc., Unsecd. Note, Series WI, 10.25%, 7/15/2015	1,144,000
250,000		Vanguard Health Holdings II, Company Guarantee, 0/11.25%, 10/1/2015	217,500
825,000		Vanguard Health Holdings II, Sr. Sub. Note, 9.00%, 10/1/2014	800,250
1,425,000		Ventas Realty LP, Sr. Note, 6.625%, 10/15/2014	1,375,125
225,000		Ventas Realty LP, Sr. Note, 6.75%, 4/1/2017	213,750
375,000		Ventas Realty LP, Sr. Note, 7.125%, 6/1/2015	374,062
1,438,000	[1,2]	Viant Holdings, Inc., Company Guarantee, 10.125%, 7/15/2017	1,171,970
		TOTAL	19,277,157
		Industrial - Other—5.9%
1,400,000		ALH Finance LLC/ALH Finance Corp., Sr. Sub. Note, 8.50%, 1/15/2013	1,312,500
550,000		American Tire Distributors, Inc., Sr. Note, 10.75%, 4/1/2013	456,500
1,375,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, 11.50%, 7/1/2013	1,079,375
800,000		Baldor Electric Co., Sr. Note, 8.625%, 2/15/2017	768,000
525,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	469,875
725,000		Da-Lite Screen Co., Inc., Sr. Note, 9.50%, 5/15/2011	688,750
600,000	[1,2]	ESCO Corp., Sr. Note, 8.625%, 12/15/2013	591,000
1,725,000		Education Management LLC, Sr. Sub. Note, 10.25%, 6/1/2016	1,388,625
650,000		General Cable Corp., Floating Rate Note - Sr. Note, 5.166%, 4/1/2015	549,250
400,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	362,000
850,000		Hawk Corp., Sr. Note, 8.75%, 11/1/2014	858,500
975,000		Interline Brands, Inc., Sr. Sub. Note, 8.125%, 6/15/2014	970,125
1,425,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, 7.75%, 2/1/2015	1,268,250
125,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	99,375
575,000	[1,2]	SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	575,719
875,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	826,875
625,000		Valmont Industries, Inc., Sr. Sub. Note, 6.875%, 5/1/2014	609,375
		TOTAL	12,874,094
		Lodging--1.3%
600,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	522,000
1,300,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	1,163,500
925,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.00%, 6/15/2013	800,125
275,000		Royal Caribbean Cruises Ltd., Sr. Note, 7.25%, 6/15/2016	229,625
		TOTAL	2,715,250
		Media - Cable--1.2%
1,300,000		Charter Communications Holdings II, Sr. Note, 10.25%, 9/15/2010	1,176,500
1,050,000		Kabel Deutschland GMBH, Company Guarantee, 10.625%, 7/1/2014	1,034,250
450,000		Videotron Ltee, Sr. Note, 6.375%, 12/15/2015	398,250
		TOTAL	2,609,000
		Media - Non-Cable--8.8%
1,320,743		Affinity Group Holding, Inc., Sr. Note, 10.875%, 2/15/2012	1,049,991
425,000		Affinity Group, Inc., Sr. Sub. Note, 9.00%, 2/15/2012	316,625
200,000		DIRECTV Holdings LLC, Sr. Note, 6.375%, 6/15/2015	177,000
950,000		DIRECTV Holdings LLC, Sr. Note, 8.375%, 3/15/2013	942,875
700,000		Dex Media, Inc., Discount Bond, 0/9.00%, 11/15/2013	325,500
1,250,000		Echostar DBS Corp., Sr. Note, 6.625%, 10/1/2014	1,006,250
725,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, 13.375%, 7/15/2016	652,500
1,575,000		Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	437,062
2,100,000		Intelsat Jackson Ltd., Sr. Note, 11.25%, 6/15/2016	2,052,750
850,000	[1,2]	Intelsat Jackson Ltd., Sr. Unsecd. Note, 0/9.50%, 2/1/2015	684,250
300,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	249,750
725,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	603,563
725,000		Lamar Media Corp., Sr. Sub. Note, 7.25%, 1/1/2013	659,750
1,200,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, 11.375%, 11/15/2014	1,182,000
1,350,000	[1,2]	Newport Television LLC, Sr. Note, 13.00%, 3/15/2017	958,500
375,000		Nexstar Broadcasting Group, Inc., 7.00%, 1/15/2014	283,125
975,000		Quebecor Media, Inc., Sr. Unsecd. Note, Series WI, 7.75%, 3/15/2016	858,000
950,000		R.H. Donnelly Corp, Sr. Disc. Note, Series A-2, 6.875%, 1/15/2013	375,250
1,100,000		R.H. Donnelly Corp, Sr. Note, 8.875%, 10/15/2017	379,500
1,000,000		R.H. Donnelly Corp, Sr. Note, Series A-3, 8.875%, 1/15/2016	345,000
1,347,000		R.H. Donnelly Corp, Sr. Sub. Note, Series B, 9.875%, 8/15/2013	838,508
486,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, 10.375%, 9/1/2014	498,150
1,800,000		Readers Digest Association, Inc., Company Guarantee, 9.00%, 2/15/2017	1,026,000
1,625,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	1,324,375
1,100,000	[1,2]	Univision Television Group, Inc., Sr. Note, 9.75%, 3/15/2015	517,000
1,800,000	[1,2]	WDAC Subsidiary Corp., Sr. Note, 8.375%, 12/1/2014	999,000
550,000	[1,2]	XM Satellite Radio, Inc., Sr. Note, 13.00%, 8/1/2013	327,250
		TOTAL	19,069,524
		Metals & Mining--1.2%
750,000		Aleris International, Inc., Sr. Note, 9.00%, 12/15/2014	461,250
625,000		Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	390,625
1,100,000		Freeport-McMoRan Copper & Gold, Inc., Sr. Note, 8.375%, 4/1/2017	1,085,118
869,000		Novelis, Inc., Company Guarantee, 7.25%, 2/15/2015	760,375
		TOTAL	2,697,368
		Packaging--1.5%
825,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	769,313
1,175,000		Berry Plastics Corp., Sr. Secd. Note, 8.875%, 9/15/2014	922,375
1,575,000		Crown Americas LLC, Sr. Note, 7.75%, 11/15/2015	1,543,500
141,585	[1,3]	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	6,570
		TOTAL	3,241,758
		Paper--1.5%
1,650,000		Graphic Packaging International Corp., Sr. Sub. Note, 9.50%, 8/15/2013	1,501,500
300,000		NewPage Corp., Sr. Secd. Note, 10.00%, 5/1/2012	270,000
1,375,000		NewPage Corp., Sr. Sub. Note, 12.00%, 5/1/2013	1,210,000
175,000	[1,2]	Rock-Tenn Co., 9.25%, 3/15/2016	178,500
		TOTAL	3,160,000
		Restaurants--0.9%
550,000		Dave & Buster's, Inc., Sr. Note, 11.25%, 3/15/2014	508,750
1,025,000		NPC International, Inc., 9.50%, 5/1/2014	845,625
700,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, 5.319%, 3/15/2014	528,500
		TOTAL	1,882,875
		Retailers--3.1%
600,000		AutoNation, Inc., Company Guarantee, 7.00%, 4/15/2014	525,000
300,000		AutoNation, Inc., Floating Rate Note - Sr. Note, 4.791%, 4/15/2013	254,250
1,050,000		Couche-Tard Financing Corp., Sr. Sub. Note, 7.50%, 12/15/2013	971,250
400,000		Dollar General Corp., Company Guarantee, 11.875%, 7/15/2017	372,000
1,325,000		General Nutrition Center, Company Guarantee, 7.584%, 3/15/2014	1,109,688
1,475,000		NBC Acquisition Corp., Sr. Disc. Note, 11.00%, 3/15/2013	1,157,875
1,175,000		Nebraska Book Co., Inc., Sr. Sub. Note, 8.625%, 3/15/2012	887,125
1,575,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	905,625
675,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	486,000
		TOTAL	6,668,813
		Services--1.6%
1,150,000	[1,2]	Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	951,625
1,000,000		KAR Holdings, Inc., 10.00%, 5/1/2015	775,000
1,550,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	1,123,750
775,000		West Corp., Sr. Note, 9.50%, 10/15/2014	596,750
		TOTAL	3,447,125
		Technology--5.6%
1,375,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	1,024,375
1,300,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, 12.50%, 10/1/2015	1,163,500
1,500,000	[1,2]	First Data Corp., Company Guarantee, 9.875%, 9/24/2015	1,179,375
750,000		Freescale Semiconductor, Inc., Company Guarantee, 9.125%, 12/15/2014	476,250
1,175,000		Freescale Semiconductor, Inc., Sr. Note, 8.875%, 12/15/2014	816,625
1,300,000	[1,2]	Open Solutions, Inc., Sr. Sub. Note, 9.75%, 2/1/2015	851,500
1,200,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	1,062,000
1,200,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	1,254,000
975,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	858,000
569,000		Smart Modular Technologies, Inc., Sr. Secd. Note, 8.291%, 4/1/2012	571,845
1,073,000		SunGard Data Systems, Inc., Sr. Note, Series WI, 9.125%, 8/15/2013	971,065
1,275,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	1,112,438
775,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	740,125
		TOTAL	12,081,098
		Tobacco--0.3%
750,000		Reynolds American, Inc., Sr. Secd. Note, 7.75%, 6/1/2018	762,750
		Transportation--2.1%
700,000	[3,4]	AmeriTruck Distribution Corp., Sr. Sub. Note, 12.25%, 11/15/2005	0
1,100,000	[1,2]	CEVA Group PLC, Sr. Note, 10.00%, 9/1/2014	1,061,500
900,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	780,750
1,475,000		Hertz Corp., Sr. Sub. Note, 10.50%, 1/1/2016	1,239,000
400,000		Kansas City Southern Railway Company, 8.00%, 6/1/2015	396,000
200,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	188,500
800,000		Stena AB, Sr. Note, 7.50%, 11/1/2013	782,000
800,000	[3,4]	The Holt Group, Inc., Company Guarantee, 9.75%, 1/15/2006	0
		TOTAL	4,447,750
		Utility - Electric--5.0%
250,000		CMS Energy Corp., Sr. Note, 6.875%, 12/15/2015	229,848
1,650,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	1,328,250
1,800,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	1,701,000
350,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	316,750
300,000	[1,2]	Energy Future Holdings Corp., Company Guarantee, 10.875%, 11/1/2017	272,250
340,092	[1,2]	FPL Energy National Wind, Note, 6.125%, 3/25/2019	334,675
1,275,000	[1,2]	Intergen NV, Sr. Secd. Note, 9.00%, 6/30/2017	1,281,375
300,000		NRG Energy, Inc., Sr. Note, 7.25%, 2/1/2014	279,000
950,000		NRG Energy, Inc., Sr. Note, 7.375%, 1/15/2017	866,875
1,250,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	1,128,125
1,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	1,010,427
225,000		TECO Finance, Inc., Unsub., Series WI, 6.75%, 5/1/2015	216,516
1,325,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Company Guarantee, 10.25%, 11/1/2015	1,202,438
700,000	[1,2]	Texas Competitive Electric Holdings Co. LLC, Sr. Note, 10.25%, 11/1/2015	635,250
		TOTAL	10,802,779
		Utility - Natural Gas--4.8%
1,250,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	1,125,000
150,000		El Paso Corp., Sr. Note, 7.80%, 8/1/2031	126,874
1,400,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	1,127,000
400,000		Inergy LP, Company Guarantee, 8.25%, 3/1/2016	370,000
1,350,000		Inergy LP, Sr. Note, 6.875%, 12/15/2014	1,188,000
400,000		MarkWest Energy Partners LP, Sr. Note, Series B, 8.75%, 4/15/2018	382,000
200,000		Pacific Energy Partners LP, Sr. Note, 6.25%, 9/15/2015	188,143
950,000		Pacific Energy Partners LP, Sr. Note, 7.125%, 6/15/2014	934,697
925,000		Regency Energy Partners LP, Sr. Unsecd. Note, 8.375%, 12/15/2013	837,125
1,000,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	922,500
1,925,000		Tennessee Gas Pipeline, Bond, 8.375%, 6/15/2032	1,849,827
1,450,000		Williams Cos., Inc., Note, 7.625%, 7/15/2019	1,429,396
		TOTAL	10,480,562
		Wireless Communications--3.3%
975,000	[1,2]	Alltel Corp., Sr. Unsecd. Note, 10.375%, 12/1/2017	1,116,375
550,000		Centennial Communication Corp., Floating Rate Note - Sr. Note, 8.541%, 1/1/2013	503,250
550,000		Centennial Communications Corp., Sr. Note, 10.00%, 1/1/2013	529,375
976,498	[1,2]	Digicel Ltd., Sr. Note, 9.125%, 1/15/2015	822,700
800,000	[1,2]	Digicel Ltd., Sr. Note, 9.25%, 9/1/2012	796,000
1,475,000		MetroPCS Wireless, Inc., Sr. Note, 9.25%, 11/1/2014	1,386,500
1,350,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	891,505
150,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	116,450
1,300,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	1,002,503
		TOTAL	7,164,658
		Wireline Communications--2.2%
700,000		Citizens Communications Co., 9.00%, 8/15/2031	539,000
1,150,000	[1,2]	FairPoint Communications, Inc., Sr. Note, 13.125%, 4/1/2018	1,052,250
2,050,000		Qwest Corp., Note, 8.875%, 3/15/2012	2,019,250
825,000		Valor Telecommunications Enterprises, Sr. Note, 7.75%, 2/15/2015	784,735
375,000		Windstream Corp., Sr. Note, 8.625%, 8/1/2016	347,813
		TOTAL	4,743,048
		TOTAL CORPORATE BONDS (IDENTIFIED COST $252,531,304)	207,641,078
		COMMON STOCKS & WARRANTS--0.0%
		Consumer Products--0.0%
580	[1,3]	Sleepmaster LLC	6
		Industrial - Other--0.0%
17,542	[3]	Neenah Enterprises, Inc., Warrants	35,084
		Media - Cable--0.0%
7,305		Virgin Media, Inc.	57,709
		Media - Non-Cable--0.0%
850	[3]	Sirius XM Radio Inc., Warrants	234
		Metals & Mining--0.0%
23,013	[1,3]	Royal Oak Mines, Inc.	357
		Other--0.0%
71	[1,3]	CVC Claims Litigation LLC	0
		Packaging--0.0%
3	[1,3]	Pliant Corp.	0
15,500	[1,3]	Russell Stanley Holdings, Inc.	0
		TOTAL	0
		TOTAL COMMON STOCKS & WARRANTS (IDENTIFIED COST $1,235,271)	93,390
		REPURCHASE AGREEMENT—1.8%
$3,801,000		Interest in $4,500,000,000 joint repurchase agreement 1.75%, dated 9/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125. (AT COST)	3,801,000
		TOTAL INVESTMENTS --- 97.8% (IDENTIFIED COST $257,567,575)[5]	211,535,468
		OTHER ASSETS AND LIABILITIES --- NET --- 2.2%[6]	4,737,217
		TOTAL NET ASSETS --- 100%	$216,272,685

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $40,569,365, which represented 18.8% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2008, these liquid restricted securities amounted to $40,419,682, which represented 18.7% of total net assets.

	Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, held at September 30, 2008, is as follows:
	Security	Acquisition Date	Acquisition Cost
	CVC Claims Litigation LLC	3/26/1997-6/18/1997	$590,616
	Herbst Gaming, Inc., Sr. Sub. Note, 7.00%, 11/15/2014	11/5/2004-4/24/2007	$1,032,156
	Pierre Foods, Inc., Sr. Sub. Note, 9.875%, 7/15/2012	6/24/2004-3/4/2005	$1,008,438
	Pliant Corp.	7/18/2006	$0
	Royal Oak Mines, Inc.	2/24/1999	$2,557
	Russell Stanley Holdings, Inc.	2/5/1999-12/28/2001	$1,250
	Russell Stanley Holdings, Inc., Sr. Sub. Note, 9.00%, 11/30/2008	2/5/1999-5/15/2005	$685,640
	Sleepmaster LLC	12/23/2004	$0
3	Non-income producing security.
4	Principal amount and interest were not paid upon final maturity.
5
At September 30, 2008, the cost of investments for federal tax purposes was $257,917,844. The net unrealized depreciation of investments for federal tax purposes was $46,382,376. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $420,570 and net unrealized depreciation from investments for those securities having an excess of cost over value of $46,802,946.

6	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 93,027
Level 2 – Other Significant Observable Inputs	211,435,508
Level 3 – Significant Unobservable Inputs	6,933
Total	$211,535,468

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of January 1, 2008	$1,291,221
Accrued discount	12,256
Realized loss	(250,411)
Change in unrealized depreciation	542,210
Net Sales	(1,588,343)
Balance as of September 30, 2008	$6,933

The following acronym is used throughout this portfolio:

PIK	--Payment in Kind

Federated International Equity Fund II

Portfolio of Investments

September 30, 2008 (unaudited)

Shares	Value

		COMMON STOCKS--97.8%
		AUSTRALIA--4.2%
		Materials--2.1%
13,700		BHP Billiton Ltd.	$352,008
		Pharmaceuticals, Biotechnology & Life Sciences--2.1%
11,800		CSL Ltd.	355,474
		TOTAL AUSTRALIA	707,482
		BRAZIL--1.0%
		Materials--1.0%
9,700		Companhia Vale Do Rio Doce, ADR	171,690
		CANADA--8.8%
		Energy--3.9%
9,600		Nexen, Inc.	222,805
5,400		Suncor Energy, Inc.	227,556
14,300		Talisman Energy, Inc.	201,819
		TOTAL	652,180
		Food & Staples Retailing--2.2%
7,700		Shoppers Drug Mart Corp.	371,525
		Materials--1.8%
2,300		Potash Corp. of Saskatchewan, Inc.	303,623
		Technology Hardware & Equipment--0.9%
2,300	[1]	Research in Motion Ltd.	157,090
		TOTAL CANADA	1,484,418
		CAYMAN ISLANDS--1.5%
		Software & Services--1.5%
1,000	[1]	Baidu.com, Inc., ADR	248,230
		CHINA--4.1%
		Banks--1.5%
558,000	[1]	China CITIC Bank	248,428
		Capital Goods--1.7%
221,000	[1]	China Railway Construction Corp.	292,675
		Transportation—0.9%
155,500		China COSCO Holdings Co. Ltd., Class H	142,057
		TOTAL CHINA	683,160
		FRANCE--5.4%
		Capital Goods--1.5%
2,800		Nexans SA	250,783
		Food, Beverage & Tobacco--1.9%
4,400		Groupe Danone	311,782
		Insurance--2.0%
10,300		AXA	337,664
		TOTAL FRANCE	900,229
		GERMANY, FEDERAL REPUBLIC OF--5.9%
		Capital Goods--1.2%
5,300	[1]	SGL Carbon AG	206,655
		Software & Services--2.3%
7,300		SAP AG, ADR	390,039
		Utilities--2.4%
7,800		E.On AG	395,018
		TOTAL GERMANY, FEDERAL REPUBLIC OF	991,712
		GREECE--1.5%
		Banks--1.5%
6,100		National Bank of Greece	250,751
		HONG KONG--3.0%
		Diversified Financials--1.6%
21,300		Hong Kong Exchanges & Clearing Ltd.	264,693
		Retailing--1.4%
101,000		Li & Fung Ltd.	246,669
		TOTAL HONG KONG	511,362
		ISRAEL--2.1%
		Pharmaceuticals, Biotechnology & Life Sciences--2.1%
7,800		Teva Pharmaceutical Industries Ltd., ADR	357,162
		JAPAN--18.0%
		Banks--1.9%
50		Sumitomo Mitsui Financial Group, Inc.	313,244
		Capital Goods--1.4%
14,600		Komatsu Ltd.	236,328
		Consumer Durables & Apparel--4.8%
16,000		Nikon Corp.	380,330
7,700		Shimano, Inc.	264,233
5,400		Sony Corp.	166,999
		TOTAL	811,562
		Diversified Financials--2.2%
51,000		Daiwa Securities Group, Inc.	365,468
		Health Care Equipment & Services--1.7%
5,700		Terumo Corp.	293,545
		Materials--1.3%
29,000		Tokai Carbon Co.	212,066
		Retailing--2.0%
4,500		Yamada Denki	341,199
		Technology Hardware & Equipment--1.8%
1,500		Keyence Corp.	298,360
		Transportation--0.9%
18,000		Mitsui Osk Lines	155,762
		TOTAL JAPAN	3,027,534
		NETHERLANDS--1.1%
		Pharmaceuticals, Biotechnology & Life Sciences--1.1%
9,600	[1]	Qiagen NV	189,408
		NORWAY--1.6%
		Materials--1.6%
7,800		Yara International ASA	273,816
		RUSSIA--1.0%
		Telecommunication Services--1.1%
8,600	[1]	Vimpel-Communications, ADR	174,580
		SPAIN--4.0%
		Banks--1.6%
18,200		Banco Santander, S.A.	275,504
		Telecommunication Services--2.4%
16,500		Telefonica SA	394,439
		TOTAL SPAIN	669,943
		SWITZERLAND--12.8%
		Capital Goods--1.8%
16,400		ABB Ltd.	314,629
		Consumer Durables & Apparel--1.9%
7,200		Compagnie Financiere Richemont AG	319,783
		Food, Beverage & Tobacco--4.3%
16,800		Nestle SA	726,635
		Materials--1.9%
1,500		Syngenta AG	318,497
		Pharmaceuticals, Biotechnology & Life Sciences--2.9%
3,100		Roche Holding AG	483,250
		TOTAL SWITZERLAND	2,162,794
		TAIWAN, PROVINCE OF CHINA--2.1%
		Technology Hardware & Equipment--2.1%
22,700		HTC Corp.	352,832
		UNITED KINGDOM--19.7%
		Banks--1.7%
11,800		Standard Chartered PLC	286,625
		Capital Goods--1.2%
11,200		Smiths Group PLC	202,181
		Commercial & Professional Services--2.0%
52,400		Serco Group PLC	338,747
		Energy--2.4%
19,450		Amec PLC	220,790
10,000		BG Group PLC	181,190
		TOTAL	401,980
		Food, Beverage & Tobacco--4.4%
20,500		Diageo PLC	347,024
12,100		Imperial Tobacco Group PLC	388,763
		TOTAL	735,787
		Household & Personal Products--1.8%
6,200		Reckitt Benckiser PLC	300,193
		Materials--1.1%
2,900		Rio Tinto PLC	180,440
		Media--1.7%
28,700		Reed Elsevier PLC	284,501
		Pharmaceuticals, Biotechnology & Life Sciences--1.6%
17,100		Shire Ltd.	269,182
		Software & Services--1.8%
16,800	[1]	Autonomy Corp. PLC	308,874
		TOTAL UNITED KINGDOM	3,308,510
		TOTAL COMMON STOCKS (IDENTIFIED COST $20,988,841)	16,465,613
		PREFERRED STOCK--1.7%
		BRAZIL--1.7%
		Banks--1.7%
16,900		Banco Itau Holding Financeira SA Preference (IDENTIFED COST $274,124)	283,310
		TOTAL INVESTMENTS—99.5% (IDENTIFIED COST $21,262,965)[2]	16,748,923
		OTHER ASSETS AND LIABILITIES---NET—0.5%[3]	89,435
		TOTAL NET ASSETS---100%	$16,838,358

At September 30, 2008, the Fund had outstanding foreign exchange contracts as follows:

Settlement Date	Foreign Currency Units To Deliver/Receive	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/1/2008	46,342 Euro Dollars	$67,048	$65,241	$(1,807)
Contracts Sold:
10/1/2008	148,020 Australian Dollar	$122,963	$116,973	$5,990
10/1/2008	18,151 Pound Sterling	$32,770	$32,270	$500
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$4,683

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2
At September 30, 2008, the cost of investments for federal tax purposes was $21,262,965. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign exchange contracts was $4,514,042. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $156,026 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,670,068.

3	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$3,298,836	$4,683
Level 2 – Other Significant Observable Inputs	13,450,087	--
Level 3 – Significant Unobservable Inputs	--	--
Total	$16,748,923	$4,683

* Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Kaufmann Fund II

Portfolio of Investments

September 30, 2008 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS—82.3%
		Consumer Discretionary--2.9%
15,810	[1]	ATA, Inc., ADR	$144,503
4,100	[1,2,3]	B2W Companhia Global Do Varejo, GDR	197,948
40,500		Belle International Holdings	29,148
53,050		Bharat Forge Ltd.	208,501
33,900	[1]	Cia Hering	136,997
27,950	[1]	Clear Media Ltd.	13,264
6,300	[1]	Coach, Inc.	157,752
18,330	[1]	Dolan Media Co.	184,950
10,000	[1,4]	Focus Media Holding Ltd., ADR	285,100
143,300	[1]	Le Lis Blanc Deux Com e Confeccoes de Roupas SA	304,990
15,007		National CineMedia, Inc.	165,827
1,200	[1]	New Oriental Education & Technology Group, Inc., ADR	77,088
110,700	[1]	New World Department Store China	60,718
170,500		Parkson Retail Group Ltd.	190,506
6,150		Polo Ralph Lauren Corp., Class A	409,836
550,000	[1]	Rexcapital Financial Holdings Ltd.	23,135
10,400	[1]	SEB - Sistema Educacional Brasileiro SA	73,700
6,075		TJX Cos., Inc.	185,409
		TOTAL	2,849,372
		Consumer Staples--2.5%
11,700		CVS Caremark Corp.	393,822
6,165		Costco Wholesale Corp.	400,293
70,200	[1]	Hypermarcas SA	478,477
21,900		ITC Ltd.	87,651
12,100		Philip Morris International, Inc.	582,010
3,200		United Spirits Ltd.	87,160
6,200		Wal-Mart Stores, Inc.	371,318
		TOTAL	2,400,731
		Energy--7.6%
57,000	[1]	Atlas Acquisition Holdings Corp.	513,000
101,000	[1]	Dresser-Rand Group, Inc.	3,178,470
4,906	[1]	IHS, Inc., Class A	233,722
1,500	[1]	National-Oilwell, Inc.	75,345
1,900		Range Resources Corp.	81,453
8,295		Reliance Industries Ltd.	349,741
2,400		Schlumberger Ltd.	187,416
2,850	[1]	Southwestern Energy Co.	87,039
24,200		Spectra Energy Corp.	575,960
19,200		Walter Industries, Inc.	911,040
7,200	[1]	Weatherford International Ltd.	181,008
20,400		XTO Energy, Inc.	949,008
		TOTAL	7,323,202
		Financials—12.2%
12,336		3i Group PLC	155,713
9,900		Ace Ltd.	535,887
1,530	[1]	Alleghany Corp.	558,450
6,700		Axis Capital Holdings Ltd.	212,457
27,216	[1]	BM&F Bovespa SA	121,570
4	[1]	Berkshire Hathaway, Inc., Class A	522,400
55,000	[1]	Brasil Brokers Participacoes	172,552
38,400		Brookfield Asset Management, Inc., Class A	1,053,696
2,000	[1]	DLF Ltd.	15,313
3,000		DuPont Fabros Technology, Inc.	45,750
3,700		Goldman Sachs Group, Inc.	473,600
679		Highwoods Properties, Inc.	24,145
10,050		Housing Development Finance Corp. Ltd.	461,310
67,500		J.P. Morgan Chase & Co.	3,152,250
39,400		Loews Corp.	1,555,906
22,200	[1]	MBF Healthcare Acquisition Corp.	179,598
1,609		NYSE Euronext	63,041
26,600	[1]	Philadelphia Consolidated Holding Corp.	1,557,962
29,700		Power Finance Corp.	80,163
6,100		The Travelers Cos., Inc.	275,720
7,700		U.S. Bancorp	277,354
8,600		Wells Fargo & Co.	322,758
77		Willis Group Holdings Ltd.	2,484
		TOTAL	11,820,079
		Health Care—20.0%
2,500	[1]	Abaxis, Inc.	49,250
58,321	[1]	Alkermes, Inc.	775,669
17,492		Allergan, Inc.	900,838
7,200	[1,4]	Alnylam Pharmaceuticals, Inc.	208,440
12,500	[1]	Anadys Pharmaceuticals, Inc.	33,125
95,526	[1]	Arena Pharmaceuticals, Inc.	477,630
6,000	[1,4]	Arthrocare Corp.	166,320
35,900	[1,4]	Auxilium Pharmaceutical, Inc.	1,163,160
11,881	[1]	Avalon Pharmaceuticals, Inc.	3,804
1,900	[1]	Avalon Pharmaceuticals, Inc., Warrants	19
33,153	[1]	Avigen, Inc.	132,612
36,400	[1]	BioMarin Pharmaceutical, Inc.	964,236
12,300	[1]	CardioNet, Inc.	307,008
3,276	[1]	Chindex International, Inc.	35,577
40,600	[1]	Conceptus, Inc.	673,148
31,087	[1]	Cubist Pharmaceuticals, Inc.	691,064
7,909	[1]	Cyclacel Pharmaceuticals, Inc., Warrants	2,452
16,254	[1]	Cytokinetics, Inc.	77,044
16,200		Dishman Pharmaceuticals & Chemicals Ltd.	109,486
13,100	[1]	Durect Corp.	73,360
76,000	[1]	Dyax Corp.	334,400
76,100	[1]	Dynavax Technologies Corp.	110,345
2,900	[1]	Endo Pharmaceuticals Holdings, Inc.	58,000
110,800	[1]	Endologix, Inc.	224,924
61,699	[1]	Epigenomics AG	179,380
12,443	[1]	Favrille, Inc., Warrants	0
4,658	[1]	Favrille, Inc., Warrants	0
4,900		Glenmark Pharmaceuticals Ltd.	51,116
6,250		Hikma Pharmaceuticals PLC	44,527
29,232	[1]	Hologic, Inc.	565,055
4,100	[1]	IPC The Hospitalist Co., Inc.	105,370
47,200	[1]	Illumina, Inc.	1,913,016
12,050	[1]	Incyte Genomics, Inc.	92,183
29,500	[1]	Insulet Corp.	410,640
71,170	[1]	Isis Pharmaceuticals, Inc.	1,202,061
11,899	[1]	Masimo Corp.	442,643
22,300		Merck & Co., Inc.	703,788
25,800	[1]	Momenta Pharmaceuticals, Inc.	338,238
283,100	[1]	Monogram Biosciences, Inc.	215,156
23,500	[1,4]	Mylan Laboratories, Inc.	268,370
50,448	[1]	Neurocrine Biosciences, Inc.	236,601
1,000	[1,2,3]	Newron Pharmaceuticals SpA	25,454
29,900	[1]	OSI Pharmaceuticals, Inc.	1,473,771
12,421	[1]	Pain Therapeutics, Inc.	121,353
14,200	[1]	Pharmacopeia, Inc.	21,158
2,350	[1]	Pharmacopeia, Inc., Warrants	270
26,000		Piramal Healthcare Ltd.	186,994
1,080	[1]	Piramal Life Sciences Ltd.	3,082
800	[1]	Power Medical Interventions, Inc.	2,576
31,978	[1]	Progenics Pharmaceuticals, Inc.	425,627
15,000	[1]	Protalix Biotherapeutics, Inc.	33,450
4,500	[1]	Regeneron Pharmaceuticals, Inc.	98,235
13,100	[1]	Repligen Corp.	61,701
2,300	[1]	ResMed, Inc.	98,900
11,300	[1]	SXC Health Solutions Corp.	172,325
11,315	[1]	Seattle Genetics, Inc.	121,071
1,764	[1]	Sequenom, Inc.	46,958
3,700		Sun Pharmaceutical Industries Ltd.	119,293
10,117		UnitedHealth Group, Inc.	256,871
43,642	[1]	Vasogen, Inc., Warrants	136
19,358	[1]	Vical, Inc.	42,394
103,500	[1]	Warner Chilcott Ltd., Class A	1,564,920
16,100	[1]	WuXi PharmaTech Cayman, Inc., ADR	211,715
		TOTAL	19,428,309
		Industrials—13.5%
5,500	[1]	Aecom Technology Corp.	134,420
22,250		Asea Brown Boveri Ltd.	385,900
13,750		Bharat Heavy Electricals Ltd.	477,922
1,250		C.H. Robinson Worldwide, Inc.	63,700
17,810		CLARCOR, Inc.	675,890
111,900		China Metal International Ho	15,912
10,860	[1,4]	CoStar Group, Inc.	492,935
9,300	[1]	Copart, Inc.	353,400
30,530		Crompton Greaves Ltd.	151,857
5,400		Cummins, Inc.	236,088
5,730		Energysolutions, Inc.	57,300
10,500		Expeditors International Washington, Inc.	365,820
20,500	[1]	First Solar, Inc.	3,872,655
47,300	[1]	GT Solar International, Inc.	513,205
9,000	[1]	Iron Mountain, Inc.	219,690
119,300	[1]	Jet Blue Airways Corp.	590,535
13,000	[1]	Kansas City Southern Industries, Inc.	576,680
4,926		Kuehne & Nagel International AG	328,454
4,200		Landstar System, Inc.	185,052
42,566		Max India Ltd.	148,276
505		Panalpina Welttransport Holding AG	33,419
15,460		Precision Castparts Corp.	1,217,939
7,500	[1]	Quanta Services, Inc.	202,575
17,900		Rockwell Collins	860,811
23,000	[1,4]	Ryanair Holdings PLC, ADR	515,890
5,400	[1]	TransDigm Group, Inc.	184,842
7,500		Trinity Industries, Inc.	192,975
		TOTAL	13,054,142
		Information Technology--10.9%
9,600	[1]	Access Integrated Technology, Inc., Class A	13,728
5,600	[1]	Amdocs Ltd.	153,328
12,300	[1]	Blackboard, Inc.	495,567
16,100	[1]	CSR PLC	74,937
24,100	[1]	Ceragon Networks Ltd.	178,099
16,218		Compugroup Holding AG	104,436
34,600	[1]	Comverse Technology, Inc.	331,122
4,600	[1]	DST Systems, Inc.	257,554
4,400	[1]	Eagle Test Systems, Inc.	67,364
3,200		Lender Processing Services	97,664
83,500	[1]	MEMC Electronic Materials, Inc.	2,359,710
25,550	[1]	MSCI, Inc., Class A	613,200
5,700	[4]	Mastercard, Inc.	1,010,781
26,500	[1]	Microsemi Corp.	675,220
28,200	[1]	NIC, Inc.	194,580
1,200		Nintendo Corp. Ltd.	499,542
53,400	[1]	ON Semiconductor Corp.	360,984
1,909	[1]	Online Resources Corp.	14,833
6,100	[1]	Oracle Corp.	123,891
5,300	[1]	Parametric Technology Corp.	97,520
11,500	[1]	RADWARE Ltd.	95,795
10,000	[1]	Redecard SA	130,748
4,800	[1,2,3]	Redecard SA, GDR	125,520
59,900	[1,4]	Renesola Ltd., ADR	628,351
2,700	[1]	SI International, Inc.	81,135
43,361	[1]	Solera Holdings, Inc.	1,245,328
18,300	[1]	TNS, Inc.	354,471
35,200	[1]	Telecity Group PLC	138,092
5,100	[1]	ValueClick, Inc.	52,173
		TOTAL	10,575,673
		Materials—7.1%
17,200		Cleveland Cliffs, Inc.	910,568
364,900	[1]	Huabao International Holdings Ltd.	279,772
19,969	[1]	Intrepid Potash, Inc.	601,866
13,700		Jubilant Organosys Ltd.	82,933
411,800	[1]	Lee & Man Paper Manufacturing Ltd.	226,262
3,434		Monsanto Co.	339,897
15,950	[1]	Mosaic Co./The	1,084,919
461,400		Nine Dragons Paper Holdings Ltd.	173,063
20,150		Nucor Corp.	795,925
17,200		Potash Corp. of Saskatchewan, Inc.	2,270,572
6,300		Sociedad Quimica Y Minera de Chile, ADR	158,823
		TOTAL	6,924,600
		Telecommunication Services --1.6%
39,100	[1]	Bharti Airtel Ltd.	665,068
16,500		NTELOS Holdings Corp.	443,685
39,400	[1]	TW Telecom, Inc.	409,366
2,752		Tulip Telecom Ltd.	53,271
		TOTAL	1,571,390
		Utilities—4.0%
29,126		American Water Works Co., Inc.	626,209
2,400	[1]	BF Utilities Ltd.	65,260
6,710	[1]	Cascal NV	70,455
34,200	[1]	China Resources Power Holdings Co. Ltd.	74,028
21,200		Dominion Resources, Inc.	906,936
37,500	[1,2,3]	EDP Renovaveis SA	298,079
285,350	[1]	Energy Development Corp.	24,544
15,000		ITC Holdings Corp.	776,550
41,250		NTPC Ltd.	154,111
14,420		Northeast Utilities Co.	369,873
148,414	[1]	Power Grid Corp. of India Ltd.	276,847
25,806		Rural Electrification Corp. Ltd.	45,644
9,050		Xcel Energy, Inc.	180,910
		TOTAL	3,869,446
		TOTAL COMMON STOCKS (IDENTIFIED COST $77,938,475)	79,816,944
		CORPORATE BONDS--0.9%
		Health Care--0.6%
354,000	[2,3]	Insulet Corp., Sr. Conv. Note, 5.375%, 6/15/2013	337,495
200,000	[2,3]	Isis Pharmaceuticals, Inc., Conv. Bond, 2.625%, 2/15/2027	253,662
		TOTAL	591,157
		Information Technology--0.3%
265,000	[2,3]	BearingPoint, Inc., Conv. Bond, 5.00%, 4/15/2025	233,723
		TOTAL CORPORATE BONDS (IDENTIFIED COST $904,075)	824,880
		CORPORATE NOTES--0.0%
		Health Care--0.0%
22,000	[2,3]	Bellus Health, Inc., Conv. Bond, 6.00%, 11/15/2026	5,500
		Information Technology--0.0%
50,000		Blackboard, Inc., Conv. Bond, 3.25%, 7/1/2027	45,936
		TOTAL CORPORATE NOTES (IDENTIFIED COST $72,000)	51,436
		PURCHASED PUT OPTIONS--0.2%
5,200,000	[1]	Citibank N.A. – Citicorp. EUR PUT/USD CALL, Strike Price $1.36, Expiration Date 3/30/2009	112,684
4,000,000	[1]	State Street Corp. EUR PUT/USD CALL, Strike Price $1.36, Expiration Date 3/31/2009	81,480
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $152,100)	194,164
		PREFERRED STOCKS--1.0%
		Financials--0.6%
1,800		Alleghany Corp., Conv. Pfd., $15.21 Annual Dividend	589,158
		Health Care--0.4%
500		Mylan Laboratories, Inc., Conv. Pfd., $64.28 Annual Dividend	392,500
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $976,280)	981,658
		REPURCHASE AGREEMENTS—24.8%
10,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.75%, dated 9/30/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,097,222 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/16/2040 and the market value of those underlying securities was $2,052,543,227.	10,000,000
10,322,000		Interest in $4,500,000,000 joint repurchase agreement 1.75%, dated 9/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125.	10,322,000
3,758,000		Interest in $4,500,000,000 joint repurchase agreement 1.75%, dated 9/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125 (purchased with proceeds from securities lending collateral).	3,758,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	24,080,000
		TOTAL INVESTMENTS –109.2% (IDENTIFIED COST $104,122,930)[5]	105,949,082
		OTHER ASSETS AND LIABILITIES –NET –(9.2)%[6]	(8,936,400)
		TOTAL NET ASSETS –100%	$97,012,682

At September 30, 2008, the Fund had outstanding foreign exchange contracts as follows:
Settlement Date	Foreign Currency Units to Deliver	In Exchange For	Contracts at Value	Unrealized Appreciation/ (Depreciation)
Contracts Sold:
10/1/2008	14,753 Swiss Franc	$ 13,557	$ 13,123	$ 434
10/2/2008	7,144 Swiss Franc	$ 6,352	$ 6,355	$ (3)
10/2/2008	657 Hong Kong Dollar	$ 85	$ 85	$ 0
10/2/2008	839,209 Philippine Peso	$17,638	$17,836	$ (198)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$ 233

At September 30, 2008, the Fund had the following outstanding written option contracts:
Security	Expiration Date	Exercise Price	Contracts	Value
[1] Citibank N.A. – Citicorp. EUR CALL/USD PUT	March 2009	$1.514	5,200,000	$ (64,376)
[1] State Street Corp. EUR CALL/USD PUT	March 2009	$1.511	4,000,000	$ (58,400)
TOTAL VALUE OF WRITTEN OPTION CONTRACTS				$(122,776)

Unrealized Appreciation/Depreciation on the Foreign Exchange Contracts and Written Option Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $1,477,381, which represented 1.5% of total net assets.

3
Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2008, these liquid restricted securities amounted to $1,477,381, which represented 1.5% of total net assets.

4	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of September 30, 2008, securities subject to this type of arrangement and related collateral were as follows:
	Market Value of Securities Loaned	Market Value of Collateral
	$3,591,806	$3,758,000
5
At September 30, 2008, the cost of investments for federal tax purposes was $104,122,930. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments and written option contracts was $1,826,152. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $14,104,310 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,278,158.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
•	Shares of other mutual funds are valued based upon their reported NAVs.
•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below.  There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures
The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 73,536,440	$ 233
Level 2 – Other Significant Observable Inputs	$ 32,412,642	$(122,776)
Level 3 – Significant Unobservable Inputs	---	---
Total	$ 105,949,082	$ (122,543)

*Other financial instruments include foreign exchange contracts and written option contracts.

The following acronyms are used throughout this portfolio:

ADR	--American Depositary Receipt
GDR	--Global Depository Receipt

Federated Market Opportunity Fund II

Portfolio of Investments

September 30, 2008 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS—44.2%
		Consumer Discretionary--1.9%
9,100		RadioShack Corp.	$157,248
5,000		Sankyo Co. Ltd.	255,009
		TOTAL	412,257
		Consumer Staples--3.5%
16,000		Ajinomoto Co., Inc.	151,835
8,600		Archer-Daniels-Midland Co.	188,426
6,500		Bunge Ltd.	410,670
		TOTAL	750,931
		Energy—10.7%
9,000		BJ Services Co.	172,170
3,800		Enerplus Resources Fund	141,322
17,300		Frontier Oil Corp.	318,666
13,700		Holly Corp.	396,204
3,600	[1]	Newfield Exploration Co.	115,164
10,000		Patterson-UTI Energy, Inc.	200,200
7,875		Penn West Energy Trust	189,787
3,900	[1]	Stone Energy Corp.	165,087
4,200	[1]	Unit Corp.	209,244
13,000		Valero Energy Corp.	393,900
		TOTAL	2,301,744
		Health Care--2.7%
20,400	[1]	Affymetrix, Inc.	157,896
5,500	[1]	Biogen Idec, Inc.	276,595
7,600	[1]	Sepracor, Inc.	139,156
		TOTAL	573,647
		Industrials--2.5%
5,500	[1]	Ceradyne, Inc.	201,630
7,000		Chicago Bridge & Iron Co., N.V.	134,680
19,000		Singapore Airlines Ltd.	190,061
		TOTAL	526,371
		Information Technology—2.0%
4,700	[1]	MEMC Electronic Materials, Inc.	132,822
9,600		Nokia Oyj, Class A, ADR	179,040
2,300		Rohm Co.	126,235
		TOTAL	438,097
		Materials—18.8%
8,855		Anglogold Ltd., ADR	204,550
9,800		Barrick Gold Corp.	360,052
3,100		Cia de Minas Buenaventura SA, Class B, ADR	72,788
147,000	[1]	Coeur d'Alene Mines Corp.	224,910
31,300		Gold Fields Ltd., ADR	300,167
14,200		Goldcorp, Inc., Class A	449,146
39,500	[1]	Golden Star Resources Ltd.	60,040
24,700		IAMGOLD Corp.	138,814
30,900		Kinross Gold Corp.	498,108
12,200		Newmont Mining Corp.	472,872
7,100		Nitto Denko Corp.	180,300
8,300	[1]	Pan American Silver Corp.	184,509
11,400	[1]	Stillwater Mining Co.	66,234
101,400		Yamana Gold, Inc.	844,662
		TOTAL	4,057,152
		Telecommunication Services--0.8%
104		NTT DoCoMo, Inc.	167,711
		Utilities--1.3%
6,915		Veolia Environment	285,163
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,004,042)	9,513,073
		PUT OPTIONS/SHORT EXPOSURE--3.9%
130	[1]	Activision Blizzard, Inc., Strike Price $20, Expiration Date 1/17/2009	67,600
58	[1]	Amazon.com, Inc., Strike Price $90, Expiration Date 1/17/2009	118,320
9	[1]	Goldman Sachs Group, Inc., Strike Price $200, Expiration Date 1/17/2009	64,867
94	[1]	Hunt (J.B.) Transportation Services, Inc., Strike Price $35, Expiration Date 1/17/2009	44,180
218	[1]	iShares Russell 2000 Index Fund, Strike Price $75, Expiration Date 3/31/2009	222,905
95	[1]	iShares Russell 2000 Index Fund, Strike Price $80, Expiration Date 3/31/2009	130,388
26	[1]	Morgan Stanley, Strike Price $45, Expiration Date 4/18/2009	58,110
6	[1]	Research in Motion Ltd., Strike Price $125, Expiration Date 12/20/2008	34,305
19	[1]	Salesforce.com, Inc., Strike Price $75, Expiration Date 1/17/2009	51,015
48	[1]	U.S. Bancorp, Strike Price $30, Expiration Date 12/20/2008	7,680
67	[1]	U.S. Bancorp, Strike Price $35, Expiration Date 3/21/2009	26,130
50	[1]	Wells Fargo & Co., Strike Price $35, Expiration Date 4/18/2009	24,000
		TOTAL PUT OPTIONS/SHORT EXPOSURE (IDENTIFIED COST $626,045)	849,500
		EXCHANGE-TRADED FUNDS --2.4%
2,675		UltraShort Real Estate ProShares	205,948
4,330		UltraShort Russell 2000 ProShares	311,327
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $522,909)	517,275
		U.S. TREASURY--4.6%
		U.S. Treasury Bill –4.6%
$1,000,000	[2]	0.010%, 10/16/2008 (IDENTIFIED COST $999,342)	999,568
		REPURCHASE AGREEMENTS—60.2%
4,954,000		Interest in $4,500,000,000 joint repurchase agreement 1.75%, dated 9/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125.	4,954,000
4,000,000		Interest in $3,150,000,000 joint repurchase agreement 1.75%, dated 9/30/2008 under which Morgan Stanley & Co., Inc. will repurchase securities provided as collateral for $3,150,153,125 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $3,227,772,650.	4,000,000
4,000,000		Interest in $2,000,000,000 joint repurchase agreement 1.75%, dated 9/30/2008 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,097,222 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/16/2040 and the market value of those underlying securities was $2,052,543,227.	4,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	12,954,000
		TOTAL INVESTMENTS –115.3% (IDENTIFIED COST $26,106,338)[3]	24,833,416
		OTHER ASSETS AND LIABILITIES –NET –(15.3)%[4]	(3,296,744)
		TOTAL NET ASSETS –100%	$21,536,672

At September 30, 2008, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Foreign Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation/ (Depreciation)
Contracts Purchased:
10/2/2008	72,341,349 Japanese Yen	$662,254	$ 17,933
11/3/2008	113,678 Pound Sterling	$221,383	$(18,783)
11/3/2008	154,322 Pound Sterling	$300,685	$(25,650)
11/3/2008	260,000 Pound Sterling	$492,048	$(28,671)
12/15/2008	698,889 Euro Currency	$988,795	$ (1,736)
12/15/2008	541,003 Euro Dollar	1,091,907 Singapore Dollar	$ 1,494
12/15/2008	1,127,281 Singapore Dollar	547,875 Euro Currency	$ 13,505

Contracts Sold:
10/2/2008	72,341,349 Japanese Yen	$685,648	$ 5,460
11/3/2008	260,000 Pound Sterling	$507,575	$44,197
11/3/2008	268,000 Pound Sterling	$517,964	$40,329
12/15/2008	35,374 Singapore Dollar	17,200 Euro Currency	$ (413)
12/15/2008	400,000 Euro Currency	$578,000	$13,070
12/15/2008	520,530 Euro Currency	$750,000	$14,843

NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS			$75,578

Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities – Net”.

1	Non-income producing security.
2	Discount rate at time of purchase.
3
At September 30, 2008, the cost of investments for federal tax purposes was $26,106,338. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from changes in foreign currency exchange rates and outstanding foreign currency commitments was $1,272,922. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $388,658 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,661,580.

4
Assets, other than investments in securities, less liabilities. A significant portion of this balance is the result of a redemption of Fund shares on September 30, 2008.  The impact of this transaction is not included in investments in portfolio securities as of September 30, 2008.

Note:	The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•
Equity securities (including shares of exchange-traded funds) listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV.  Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation).  The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities.  The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$ 9,523,534	$75,578
Level 2 – Other Significant Observable Inputs	15,309,882	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$24,833,416	$75,578

*Other financial instruments include foreign exchange contracts.

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Mid Cap Growth Strategies Fund II

Portfolio of Investments

September 30, 2008 (unaudited)

Shares or Principal Amount	Value

		COMMON STOCKS--94.7%
		Consumer Discretionary--13.9%
2,100	[1]	Amazon.com, Inc.	$152,796
900	[1]	AutoZone, Inc.	111,006
7,800	[1]	Coach, Inc.	195,312
3,965	[1]	DISH Network Corp., Class A	83,265
6,900		Darden Restaurants, Inc.	197,547
7,300	[1]	GameStop Corp.	249,733
9,300	[1]	Gymboree Corp.	330,150
5,600		International Game Technology	96,208
8,000	[1]	Kohl's Corp.	368,640
7,100		Mattel, Inc.	128,084
10,400		Newell Rubbermaid, Inc.	179,504
3,000		Nordstrom, Inc.	86,460
2,400		Omnicom Group, Inc.	92,544
10,200		Penney (J.C.) Co., Inc.	340,068
2,000		Sherwin-Williams Co.	114,320
3,000		Starwood Hotels & Resorts Worldwide, Inc.	84,420
13,800		TJX Cos., Inc.	421,176
4,100		Yum! Brands, Inc.	133,701
		TOTAL	3,364,934
		Consumer Staples--7.2%
5,500		Avon Products, Inc.	228,635
6,800		Corn Products International, Inc.	219,504
4,500	[1]	Energizer Holdings, Inc.	362,475
6,200		Estee Lauder Cos., Inc., Class A	309,442
2,200		H.J. Heinz Co.	109,934
6,600	[1]	Hansen Natural Corp.	199,650
10,800		Kroger Co.	296,784
		TOTAL	1,726,424
		Energy--8.0%
2,800	[1]	Alpha Natural Resources, Inc.	144,004
5,100		CONSOL Energy, Inc.	234,039
4,600	[1]	Cameron International Corp.	177,284
1,200		Diamond Offshore Drilling, Inc.	123,672
2,400		ENSCO International, Inc.	138,312
1,400		Massey Energy Co.	49,938
3,700		Murphy Oil Corp.	237,318
2,600	[1]	National-Oilwell, Inc.	130,598
4,000	[1]	Newfield Exploration Co.	127,960
6,200		Noble Corp.	272,180
4,300	[1]	Pride International, Inc.	127,323
2,900		Smith International, Inc.	170,056
		TOTAL	1,932,684
		Financials--4.4%
2,100	[1]	Arch Capital Group Ltd.	153,363
1,200		Blackrock, Inc.	233,400
1,900		Northern Trust Corp.	137,180
2,400		RenaissanceRe Holdings Ltd.	124,800
5,100		T. Rowe Price Group, Inc.	273,921
5,300		Waddell & Reed Financial, Inc., Class A	131,175
		TOTAL	1,053,839
		Health Care--17.9%
5,400		Allergan, Inc.	278,100
2,600		Becton, Dickinson & Co.	208,676
7,100	[1]	BioMarin Pharmaceutical, Inc.	188,079
4,301	[1]	Celgene Corp.	272,167
2,900	[1]	Cephalon, Inc.	224,721
4,000		Covidien Ltd.	215,040
4,600	[1]	Express Scripts, Inc., Class A	339,572
3,300	[1]	Genentech, Inc.	292,644
7,700	[1]	Genzyme Corp.	622,853
5,800	[1]	Humana, Inc.	238,960
26,600	[1]	Isis Pharmaceuticals, Inc.	449,274
4,100	[1]	Myriad Genetics, Inc.	266,008
6,700		Shire Ltd., ADR	319,925
5,000	[1]	St. Jude Medical, Inc.	217,450
5,400		Wyeth	199,476
		TOTAL	4,332,945
		Industrials--15.5%
5,400		AMETEK, Inc.	220,158
3,400	[1]	Alliant Techsystems, Inc.	319,396
5,500	[1]	BE Aerospace, Inc.	87,065
4,800		Bucyrus International, Inc.	214,464
3,300		Cummins, Inc.	144,276
4,900		Fastenal Co.	242,011
400	[1]	First Solar, Inc.	75,564
2,300		Flowserve Corp.	204,171
1,400		Fluor Corp.	77,980
3,400	[1]	Foster Wheeler Ltd.	122,774
5,410		Gamesa Corporacion Tecnologica S.A.	185,844
4,500		Harsco Corp.	167,355
11,400	[1]	Hexcel Corp.	156,066
1,800		Joy Global, Inc.	81,252
1,600		Lockheed Martin Corp.	175,472
3,700		Norfolk Southern Corp.	244,977
1,600		Precision Castparts Corp.	126,048
10,600	[1]	Quanta Services, Inc.	286,306
3,900		Roper Industries, Inc.	222,144
1,694	[1]	SunPower Corp., Class A	120,156
3,000	[1]	Suntech Power Holdings Co. Ltd., ADR	107,610
5,800		Textron, Inc.	169,824
		TOTAL	3,750,913
		Information Technology--17.9%
20,400	[1]	Activision Blizzard, Inc.	314,772
9,300	[1]	Adobe Systems, Inc.	367,071
9,500	[1]	Agilent Technologies, Inc.	281,770
14,100	[1]	Amdocs Ltd.	386,058
8,600	[1]	Ansys, Inc.	325,682
1,200	[1]	Apple, Inc.	136,392
10,500	[1]	Broadcom Corp.	195,615
9,300	[1]	Citrix Systems, Inc.	234,918
11,900	[1]	EMC Corp. Mass	142,324
4,100	[1]	Electronic Arts, Inc.	151,659
5,800	[1]	FLIR Systems, Inc.	222,836
8,000	[1]	Juniper Networks, Inc.	168,560
6,800		KLA-Tencor Corp.	215,220
7,100		Linear Technology Corp.	217,686
11,400	[1]	MEMC Electronic Materials, Inc.	322,164
6,600	[1]	McAfee, Inc.	224,136
7,800	[1]	NVIDIA Corp.	83,538
5,700		Paychex, Inc.	188,271
5,700	[1]	Verisign, Inc.	148,656
		TOTAL	4,327,328
		Materials--5.6%
3,700		Agnico Eagle Mines Ltd.	203,759
3,200		Agrium, Inc.	179,456
1,600		CF Industries Holdings, Inc.	146,336
2,100		Cleveland Cliffs, Inc.	111,174
8,500	[1]	Crown Holdings, Inc.	188,785
3,200		Nucor Corp.	126,400
9,600	[1]	Owens-Illinois, Inc.	282,240
4,900	[1]	Pactiv Corp.	121,667
		TOTAL	1,359,817
		Telecommunication Services--2.1%
7,600	[1]	American Tower Systems Corp.	273,372
4,300	[1]	Crown Castle International Corp.	124,571
2,900	[1]	NII Holdings, Inc.	109,968
		TOTAL	507,911
		Utilities--2.2%
11,500	[1]	AES Corp.	134,435
900		Constellation Energy Group, Inc.	21,870
4,100	[1]	NRG Energy, Inc.	101,475
4,400		PPL Corp.	162,888
2,600		Wisconsin Energy Corp.	116,740
		TOTAL	537,408
		TOTAL COMMON STOCKS (IDENTIFIED COST $24,669,083)	22,894,203
		REPURCHASE AGREEMENT--1.1%
$264,000		Interest in $4,500,000,000 joint repurchase agreement 1.75%, dated 9/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125. (AT COST)	264,000
		TOTAL INVESTMENTS –95.8% (IDENTIFIED COST $24,933,083)[2]	23,158,203
		OTHER ASSETS AND LIABILITIES –NET –4.2%[3]	1,011,480
		TOTAL NET ASSETS --100%	$24,169,683

1	Non-income producing security.
2
At September 30, 2008, the cost of investments for federal tax purposes was $24,933,083. The net unrealized depreciation of investments for federal tax purposes was $1,774,880. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,524,253 and net unrealized depreciation from investments for those securities having an excess of cost over value of $3,299,133.

3	Assets, other than investments in securities, less liabilities.

Note:	The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.

•	Shares of other mutual funds are valued based upon their reported NAVs.

•
Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$ 22,708,359
Level 2 – Other Significant Observable Inputs	449,844
Level 3 – Significant Unobservable Inputs	---
Total	$ 23,158,203

The following acronym is used throughout this portfolio:

ADR	--American Depositary Receipt

Federated Prime Money Fund II

Portfolio of Investments

September 30, 2008 (unaudited)

Principal Amount	Value

		ASSET-BACKED SECURITIES --5.4%
		Finance - Automotive--5.4%
$11,702	[1,2]	Capital Auto Receivables Asset Trust 2007-SN2, Class A1, 5.104%, 12/15/2008	$11,702
694,965		CarMax Auto Owner Trust 2008-2, Class A1, 2.922%, 7/15/2009	694,965
91,896	[1,2]	DaimlerChrysler Auto Trust 2008-A, Class A1, 3.151%, 3/9/2009	91,896
659,169	[1,2]	Ford Credit Auto Owner Trust 2008-C, Class A1, 2.776%, 6/15/2009	659,169
660,588		Merrill Auto Trust Securitization 2008-1, Class A1, 2.916%, 8/17/2009	660,588
451,444		Nissan Auto Lease Trust 2008-A, Class A1, 2.814%, 5/15/2009	451,443
3,141,806		Wachovia Auto Owner Trust 2008-A, Class A1, 2.930%, 6/22/2009	3,140,874
		TOTAL ASSET-BACKED SECURITIES	5,710,637
		CERTIFICATES OF DEPOSIT--24.4%
		Finance - Banking--24.4%
1,000,000		Bank of Montreal, 3.600%, 7/24/2009	1,000,000
5,000,000		Calyon, Paris, 3.130%, 1/12/2009	5,000,000
2,500,000		Credit Suisse, Zurich, 3.090%, 1/20/2009	2,500,000
2,000,000		DePfa Bank PLC, 2.900%, 11/28/2008	2,000,000
5,000,000		Huntington National Bank, Columbus, OH, 2.850%, 11/3/2008	5,000,000
1,500,000		Natixis, 2.940%, 11/21/2008	1,500,000
2,000,000		SunTrust Bank, 3.170%, 2/24/2009	2,000,000
2,000,000		UBS AG, 2.870%, 11/5/2008	2,000,000
5,000,000		Wilmington Trust Co., 2.900%, 11/12/2008	5,000,000
		TOTAL CERTIFICATES OF DEPOSIT	26,000,000
		COLLATERALIZED LOAN AGREEMENTS--6.6%
		Finance - Banking--6.6%
5,000,000		Barclays Capital, Inc., 6.000%, 10/1/2008	5,000,000
2,000,000		Deutsche Bank Securities, Inc., 7.200%, 10/1/2008	2,000,000
		TOTAL COLLATERALIZED LOAN AGREEMENTS	7,000,000
		COMMERCIAL PAPER --34.7%[3]
		Aerospace / Auto –1.0%
1,000,000	[1,2]	Volkswagen of America, Inc., (Volkswagen AG, GTD), 2.950%, 10/16/2008	998,771
		Consumer Products--0.9%
1,000,000	[1,2]	Diageo Capital PLC, (Diageo PLC., GTD), 3.200%, 12/15/2008	993,333
		Diversified--0.9%
1,000,000	[1,2]	ITT Corp., 3.100%, 10/20/2008	998,364
		Finance - Automotive--4.8%
2,500,000		FCAR Auto Loan Trust (Series A1+/P1), 2.900% - 3.320%, 10/31/2008 - 12/15/2008	2,491,708
2,600,000		FCAR Auto Loan Trust (Series A1/P1), 3.210%, 1/16/2009	2,575,194
		TOTAL	5,066,902
		Finance - Banking--6.5%
2,000,000	[1,2]	Bank of Ireland, 3.110%, 2/23/2009	1,974,947
1,000,000		Royal Bank of Scotland PLC, Edinburgh, 2.905%, 11/17/2008	996,207
4,000,000		Societe Generale North America, Inc., (Societe Generale, Paris GTD), 2.800% - 2.825%, 10/20/2008 - 12/1/2008	3,987,471
		TOTAL	6,958,625
		Finance - Commercial--4.7%
5,000,000	[1,2]	Fairway Finance Co. LLC, 2.800% - 3.000%, 10/10/2008 - 1/16/2009	4,971,850
		Finance - Retail--14.1%
5,000,000	[1,2]	Amsterdam Funding Corp., 2.740%, 10/10/2008	4,996,575
2,000,000	[1,2]	Barton Capital LLC, 2.780%, 12/10/2008	1,989,189
5,000,000	[1,2]	Sheffield Receivables Corp., 2.750%, 10/8/2008	4,997,326
3,000,000	[1,2]	Yorktown Capital LLC, 2.770%, 10/14/2008	2,996,999
		TOTAL	14,980,089
		Food & Beverage--0.9%
1,000,000	[1,2]	H.J. Heinz Finance Co., (H.J. Heinz Co., GTD), 3.020%, 11/14/2008	996,309
		Printing & Publishing --0.9%
1,000,000	[1,2]	Gannett Co., Inc., 3.500%, 10/28/2008	997,375
		TOTAL COMMERCIAL PAPER	36,961,618
		NOTES - VARIABLE--18.0%[4]
		Electronics--1.9%
2,000,000	[1,2]	IBM International Group Capital LLC, (IBM Corp., GTD), 3.031%, 11/26/2008	2,000,000
		Finance - Banking--12.4%
1,000,000	[1,2]	Australia & New Zealand Banking Group, Melbourne, 3.214%, 12/5/2008	1,000,000
1,000,000		Bank of Montreal, 3.296%, 12/18/2008	1,000,000
1,000,000		DePfa Bank PLC, 2.919%, 12/15/2008	1,000,000
2,000,000		Goldleaf Mortgage LLC (Series 2007-A), (Marshall & Ilsley Bank, Milwaukee LOC), 4.050%, 10/2/2008	2,000,000
3,345,000		Home City Ice Co. & H.C. Transport (Series 2000), (U.S. Bank, N.A. LOC), 8.000%, 10/2/2008	3,345,000
740,000		Lancaster, PA, IDA, Snavely's Mill, Inc. (Series 2003 – B), (Fulton Bank LOC), 8.750%, 10/2/2008	740,000
1,000,000		National Australia Bank Ltd., Melbourne, 3.025%, 12/8/2008	1,000,000
125,000		Roby Co. Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC), 9.926%, 10/2/2008	125,000
1,000,000		Svenska Handelsbanken, Stockholm, 3.001%, 10/6/2008	1,000,000
2,000,000		Wachovia Bank N.A., 2.758%, 10/3/2008	1,999,973
		TOTAL	13,209,973
		Finance - Brokerage--0.9%
1,000,000		Merrill Lynch & Co., Inc., 3.336%, 10/24/2008	1,000,000
		Finance - Commercial--0.9%
1,000,000		General Electric Capital Corp., 2.507%, 10/9/2008	1,000,000
		Insurance--1.9%
2,000,000	[1,2]	Pacific Life Global Funding, 2.556%, 10/6/2008	2,000,017
		TOTAL NOTES - VARIABLE	19,209,990
		REPURCHASE AGREEMENT--10.2%
10,859,000		Interest in $2,500,000,000 joint repurchase agreement 2.25%, dated 9/30/2008 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $2,500,156,250 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2008 and the market value of those underlying securities was $2,565,223,932.	10,859,000
		TOTAL INVESTMENTS – 99.3% (AT AMORTIZED COST)[5]	105,741,245
		OTHER ASSETS AND LIABILITIES – NET – 0.7%[6]	691,856
		TOTAL NET ASSETS – 100%	$106,433,101

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $32,673,822, which represented 30.7% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees. At September 30, 2008, these liquid restricted securities amounted to $32,673,822, which represented 30.7% of total net assets.

3	Discount rate at the time of purchase.
4	Floating rate notes with current rate and next reset date shown.
5	Also represents cost for federal tax purposes.
6	Assets, other than investments in securities, less liabilities.

Note:    The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$0
Level 2 – Other Significant Observable Inputs	105,741,245
Level 3 – Significant Unobservable Inputs	0
Total	$105,741,245

The following acronyms are used throughout this portfolio:

GTD	--Guaranteed
IDA	--Industrial Development Authority
LOC	--Letter of Credit

Federated Quality Bond Fund II

Portfolio of Investments

September 30, 2008 (unaudited)

Principal Amount			Value
		CORPORATE BONDS—95.7%
		Basic Industry - Chemicals--1.8%
$1,970,000		Albemarle Corp., Sr. Note, 5.10%, 2/1/2015	$1,871,106
850,000		Du Pont (E.I.) de Nemours & Co., 5.00%, 1/15/2013	856,075
1,060,000		Du Pont (E.I.) de Nemours & Co., 6.00%, 7/15/2018	1,024,532
1,360,000		Praxair, Inc., 4.625%, 3/30/2015	1,289,579
895,000		Rohm & Haas Co., 6.00%, 9/15/2017	887,785
		TOTAL	5,929,077
		Basic Industry - Metals & Mining--3.5%
760,000	[1,2]	ArcelorMittal, 6.125%, 6/1/2018	698,104
930,000		BHP Finance (USA), Inc., 5.00%, 12/15/2010	941,210
3,500,000		Barrick Gold Corp., 4.875%, 11/15/2014	3,264,254
1,810,000		Newmont Mining Corp., Company Guarantee, 5.875%, 4/1/2035	1,425,750
1,435,000		Rio Tinto Finance USA Ltd., 5.875%, 7/15/2013	1,403,326
1,435,000		Rio Tinto Finance USA Ltd., 6.50%, 7/15/2018	1,373,287
1,000,000		Xstrata Canada Corp., 6.00%, 10/15/2015	941,835
1,200,000	[1,2]	Xstrata Finance Canada Ltd., Unsecd. Note, 5.50%, 11/16/2011	1,201,592
		TOTAL	11,249,358
		Basic Industry - Paper--1.8%
3,610,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	3,524,587
450,000		Westvaco Corp., 7.65%, 3/15/2027	451,730
1,800,000		Westvaco Corp., Sr. Deb., 7.50%, 6/15/2027	1,792,476
		TOTAL	5,768,793
		Capital Goods - Aerospace & Defense--1.6%
1,005,000	[1,2]	BAE Systems Holdings, Inc., 4.75%, 8/15/2010	1,018,551
500,000		Embraer Overseas Ltd., Sr. Unsecd. Note, 6.375%, 1/24/2017	463,750
660,000		Lockheed Martin Corp., Sr. Note, 4.121%, 3/14/2013	636,009
1,250,000		Raytheon Co., Unsecd. Note, 5.375%, 4/1/2013	1,302,060
1,800,000		Rockwell Collins, Unsecd. Note, 4.75%, 12/1/2013	1,715,753
		TOTAL	5,136,123
		Capital Goods - Building Materials--0.4%
1,290,000		RPM International, Inc., 6.50%, 2/15/2018	1,245,659
		Capital Goods - Diversified Manufacturing--4.5%
1,530,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	1,507,050
1,125,000		Dover Corp., Note, 5.45%, 3/15/2018	1,099,328
1,045,000		Harsco Corp., 5.75%, 5/15/2018	1,022,599
1,350,000		Hubbell, Inc., 5.95%, 6/1/2018	1,331,744
2,300,000	[1,2]	Hutchison Whampoa Ltd., 6.50%, 2/13/2013	2,273,070
860,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	856,812
1,240,000		Roper Industries, Inc., 6.625%, 8/15/2013	1,269,238
480,000		Textron Financial Corp., 5.40%, 4/28/2013	447,505
1,910,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, 6.00%, 2/15/2067	1,393,421
1,275,000		Thomas & Betts Corp., Note, 7.25%, 6/1/2013	1,282,650
1,930,000		Tyco Electronics Group SA, 5.95%, 1/15/2014	1,939,121
		TOTAL	14,422,538
		Communications - Media & Cable--2.9%
6,500,000		Comcast Corp., 7.125%, 6/15/2013	6,626,531
1,450,000		Cox Communications, Inc., 7.125%, 10/1/2012	1,478,629
1,450,000		Time Warner Cable, Inc., Sr. Unsecd. Note, 5.85%, 5/1/2017	1,295,188
		TOTAL	9,400,348
		Communications - Media Noncable--0.5%
550,000		British Sky Broadcasting Group PLC, 8.20%, 7/15/2009	563,186
1,000,000		News America Holdings, Inc., Sr. Deb., 9.25%, 2/1/2013	1,072,494
		TOTAL	1,635,680
		Communications - Telecom Wireless--2.4%
1,800,000		AT&T Wireless Services, Inc., 8.75%, 3/1/2031	2,012,776
2,000,000		AT&T Wireless Services, Inc., Sr. Note, 7.875%, 3/1/2011	2,116,801
1,590,000		America Movil S.A.B. de C.V., Note, 5.75%, 1/15/2015	1,504,856
470,000		Vodafone Group PLC, 5.35%, 2/27/2012	461,936
1,740,000		Vodafone Group PLC, Note, 5.625%, 2/27/2017	1,572,047
		TOTAL	7,668,416
		Communications - Telecom Wirelines—2.0%
685,000		Embarq Corp., 6.738%, 6/1/2013	604,286
3,000,000	[1,2]	KT Corp., Note, 5.875%, 6/24/2014	3,022,196
540,000		Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	496,070
860,000		Telefonica SA, Sr. Note, 5.855%, 2/4/2013	848,396
1,600,000		Verizon Communications, Inc., 6.10%, 4/15/2018	1,480,720
		TOTAL	6,451,668
		Consumer Cyclical - Automotive--2.3%
1,910,000	[1,2]	American Honda Finance Corp., 4.625%, 4/2/2013	1,792,623
750,000		DaimlerChrysler North America Holding Corp., 6.50%, 11/15/2013	716,713
650,000		DaimlerChrysler North America Holding Corp., Note, 4.875%, 6/15/2010	631,427
1,000,000		Johnson Controls, Inc., Sr. Note, 5.25%, 1/15/2011	1,030,316
2,840,000	[1,2]	Nissan Motor Acceptance Corp., 4.625%, 3/8/2010	2,816,125
540,000	[1,2]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 5.625%, 3/14/2011	534,496
		TOTAL	7,521,700
		Consumer Cyclical - Entertainment--1.2%
250,000		International Speedway Corp., 4.20%, 4/15/2009	248,906
1,250,000		International Speedway Corp., 5.40%, 4/15/2014	1,240,050
1,510,000		Time Warner, Inc., 5.50%, 11/15/2011	1,471,293
740,000		Walt Disney Co., Note, 5.70%, 7/15/2011	754,318
		TOTAL	3,714,567
		Consumer Cyclical - Lodging--0.2%
930,000		Wyndham Worldwide Corp., Sr. Unsecd. Note, 6.00%, 12/1/2016	794,762
		Consumer Cyclical - Retailers--2.3%
1,150,000	[1,2]	Best Buy Co., Inc., 6.75%, 7/15/2013	1,170,711
1,844,746	[1,2]	CVS Caremark Corp., Pass Thru Cert., 5.298%, 1/11/2027	1,633,115
1,795,000		CVS Caremark Corp., Sr. Unsecd. Note, 5.75%, 6/1/2017	1,643,864
280,000		Costco Wholesale Corp., 5.30%, 3/15/2012	286,427
530,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 5.75%, 2/15/2018	446,029
1,850,000		Target Corp., 5.875%, 3/1/2012	1,884,811
295,000		Target Corp., Unsecd. Note, 7.50%, 8/15/2010	315,240
		TOTAL	7,380,197
		Consumer Cyclical - Services--0.1%
250,000		Boston University, 7.625%, 7/15/2097	305,769
		Consumer Non-Cyclical Food/Beverage--1.6%
1,140,000		General Mills, Inc., Note, 5.70%, 2/15/2017	1,125,282
645,000		Kellogg Co., 4.25%, 3/6/2013	628,901
800,000		Kellogg Co., Sr. Unsub., 5.125%, 12/3/2012	799,141
1,430,000		Kraft Foods, Inc., Note, 6.25%, 6/1/2012	1,455,772
510,000		PepsiCo, Inc., 4.65%, 2/15/2013	518,152
695,000	[1,2]	SABMiller PLC, Note, 6.20%, 7/1/2011	713,321
		TOTAL	5,240,569
		Consumer Non-Cyclical Health Care--0.7%
1,085,000		Covidien International Finance SA, 6.55%, 10/15/2037	1,043,640
1,310,000		Thermo Electron Corp., Sr. Unsecd. Note, 5.00%, 6/1/2015	1,184,251
		TOTAL	2,227,891
		Consumer Non-Cyclical Products--0.9%
1,350,000		Philips Electronics NV, 4.625%, 3/11/2013	1,329,850
1,610,000		Whirlpool Corp., 5.50%, 3/1/2013	1,562,031
		TOTAL	2,891,881
		Consumer Non-Cyclical Supermarkets--0.5%
610,000		Kroger Co., Bond, 6.90%, 4/15/2038	566,378
1,040,000		Sysco Corp., Sr. Unsecd. Note, 4.20%, 2/12/2013	1,025,172
		TOTAL	1,591,550
		Consumer Non-Cyclical Tobacco--0.4%
1,500,000		Philip Morris International, Inc., 5.65%, 5/16/2018	1,363,382
		Energy - Independent--2.9%
500,000		Apache Finance Pty Ltd., Sr. Note, 7.00%, 3/15/2009	503,948
2,680,000		Canadian Natural Resources Ltd., 4.90%, 12/1/2014	2,425,242
1,200,000	[1,2]	EOG Co. of Canada, Company Guarantee, Series 144A, 7.00%, 12/1/2011	1,283,082
2,500,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	2,661,000
653,400	[1,2]	Ras Laffan Liquified Natural Gas, 3.437%, 9/15/2009	644,493
910,064	[1,2]	Tengizchevroil LLP, Series 144A, 6.124%, 11/15/2014	732,601
260,000		XTO Energy, Inc., 6.375%, 6/15/2038	226,421
405,000		XTO Energy, Inc., 6.75%, 8/1/2037	347,092
595,000		XTO Energy, Inc., Sr. Unsecd. Note, 6.25%, 8/1/2017	580,136
		TOTAL	9,404,015
		Energy - Integrated--2.9%
4,220,000		ConocoPhillips Australia Funding Co., 5.50%, 4/15/2013	4,268,063
1,250,000		Husky Oil Ltd., Deb., 7.55%, 11/15/2016	1,385,828
1,000,000		Petro-Canada, Note, 5.00%, 11/15/2014	910,448
1,633,415	[1,2]	Qatar Petroleum, 5.579%, 5/30/2011	1,654,020
1,000,000	[1,2]	StatoilHydro ASA, 5.125%, 4/30/2014	990,704
		TOTAL	9,209,063
		Energy - Oil Field Services--0.4%
1,480,000		Weatherford International Ltd., 6.00%, 3/15/2018	1,396,002
		Energy - Refining--0.4%
1,460,000		Valero Energy Corp., Note, 4.75%, 4/1/2014	1,356,451
		Financial Institution - Banking--16.4%
1,600,000		Astoria Financial Corp., Note, 5.75%, 10/15/2012	1,490,456
5,000,000		Bank of America Corp., Sr. Note, 5.375%, 6/15/2014	4,719,682
3,000,000	[1,2]	Barclays Bank PLC, 5.926%, 12/31/2049	2,157,546
5,500,000		Citigroup, Inc., Note, 5.125%, 2/14/2011	5,059,261
2,290,000		Citigroup, Inc., Sr. Unsecd. Note, 6.875%, 3/5/2038	1,937,613
1,974,000		Colonial BancGroup, Inc., Note, 6.375%, 12/1/2015	1,469,068
3,080,000		Credit Suisse (USA), Inc., Sr. Note, 5.50%, 8/16/2011	3,033,228
2,300,000		Hudson United Bancorp, 7.00%, 5/15/2012	2,484,835
4,300,000		J.P. Morgan Chase & Co., Sub. Note, 5.125%, 9/15/2014	3,909,437
6,600,000		J.P. Morgan Chase & Co., Sub. Note, 6.75%, 2/1/2011	6,575,646
2,440,000		Manufacturers & Traders Trust Co., Sub. Note, 5.629%, 12/1/2021	1,746,488
3,550,000		Marshall & Ilsley Bank, Milwaukee, Sr. Note, 4.40%, 3/15/2010	3,365,771
1,150,000		Northern Trust Corp., Sr. Note, 5.30%, 8/29/2011	1,131,327
410,000		PNC Funding Corp., Sub. Note, 5.625%, 2/1/2017	368,295
660,000		PNC Funding Corp., Sub. Note, 7.50%, 11/1/2009	667,678
1,740,000		Popular North America, Inc., 5.65%, 4/15/2009	1,702,134
3,620,000		Sovereign Bancorp, Inc., Sr. Note, 4.80%, 9/1/2010	3,078,810
1,160,000		State Street Bank and Trust Co., Sub. Note, 5.30%, 1/15/2016	755,914
2,500,000		Wachovia Bank N.A., 4.80%, 11/1/2014	1,453,625
1,320,000		Wachovia Corp., 5.75%, 2/1/2018	1,058,640
2,900,000		Washington Mutual Bank, 5.125%, 1/15/2015	18,125
2,000,000		Washington Mutual Bank, Sub. Note, 6.875%, 6/15/2011	12,500
1,775,000		Wells Fargo Bank, N.A., Sub. Note, 6.45%, 2/1/2011	1,785,859
1,900,000		Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	1,886,261
2,310,000		Zions Bancorp, Sub. Note, 5.50%, 11/16/2015	1,274,311
		TOTAL	53,142,510
		Financial Institution - Brokerage--10.6%
2,530,000		Bear Stearns Cos., Inc., Sr. Unsecd. Note, 5.70%, 11/15/2014	2,308,138
3,400,000		Bear Stearns Cos., Inc., Unsecd. Note, 3.25%, 3/25/2009	3,332,850
4,480,000		Blackrock, Inc., 6.25%, 9/15/2017	4,311,850
835,000		Eaton Vance Corp., 6.50%, 10/2/2017	819,694
1,750,000	[1,2]	FMR Corp., 4.75%, 3/1/2013	1,623,859
3,000,000	[1,2]	FMR Corp., Bond, 7.57%, 6/15/2029	2,933,148
4,500,000		Goldman Sachs Group, Inc., 6.60%, 1/15/2012	3,997,350
1,500,000		Goldman Sachs Group, Inc., Note, Series MTNB, 7.35%, 10/1/2009	1,425,750
4,530,000		Invesco Ltd., Note, 4.50%, 12/15/2009	4,480,689
750,000		Invesco Ltd., Sr. Unsecd. Note, 5.625%, 4/17/2012	726,936
680,000		Janus Capital Group, Inc., Sr. Note, 6.25%, 6/15/2012	643,264
800,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	688,086
2,290,000		Lehman Brothers Holdings, Inc., 7.875%, 8/15/2010	297,700
1,600,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.50%, 7/19/2017	8,000
1,550,000		Lehman Brothers Holdings, Inc., Sub. Deb., 6.875%, 7/17/2037	7,750
3,000,000		Merrill Lynch & Co., Inc., Sr. Unsub., 6.00%, 2/17/2009	2,940,750
1,000,000		Morgan Stanley, Note, 4.00%, 1/15/2010	825,500
825,000		Morgan Stanley, Sr. Unsecd. Note, 5.95%, 12/28/2017	554,400
2,010,000		Morgan Stanley, Sr. Unsecd. Note, 6.625%, 4/1/2018	1,350,720
690,000		Nuveen Investments, 5.00%, 9/15/2010	576,150
690,000		Nuveen Investments, 5.50%, 9/15/2015	348,450
		TOTAL	34,201,034
		Financial Institution - Finance Noncaptive--4.9%
1,300,000		American Express Co., 4.75%, 6/17/2009	1,285,113
1,130,000		American Express Credit Corp., 5.875%, 5/2/2013	1,036,877
2,000,000		American General Finance Corp., 4.00%, 3/15/2011	981,300
2,470,000		Capital One Capital IV, 6.745%, 2/17/2037	1,194,643
1,720,000		Capmark Financial Group, Inc., Company Guarantee, Series WI, 6.30%, 5/10/2017	676,688
4,680,000		General Electric Capital Corp., 5.625%, 5/1/2018	3,942,773
4,400,000		HSBC Finance Capital Trust IX, Note, 5.911%, 11/30/2035	3,371,518
1,100,000	[1,2]	ILFC E-Capital Trust I, 5.90%, 12/21/2065	331,771
2,275,000		International Lease Finance Corp., 4.875%, 9/1/2010	1,752,887
680,000		International Lease Finance Corp., 6.625%, 11/15/2013	476,816
1,000,000	[1,2]	Lukoil International Finance BV, 6.356%, 6/7/2017	762,500
		TOTAL	15,812,886
		Financial Institution - Insurance - Health--2.2%
555,000		Aetna US Healthcare, 5.75%, 6/15/2011	564,739
3,500,000		Anthem, Inc., 6.80%, 8/1/2012	3,634,502
1,120,000		CIGNA Corp., 6.35%, 3/15/2018	1,061,808
2,055,000		UnitedHealth Group, Inc., Bond, 6.00%, 2/15/2018	1,891,096
		TOTAL	7,152,145
		Financial Institution - Insurance - Life--0.9%
570,000	[1,2]	Pacific Life Global Funding, Note, 5.15%, 4/15/2013	574,701
1,260,000		Prudential Financial, Inc., 5.15%, 1/15/2013	1,201,383
850,000		Prudential Financial, Inc., 6.625%, 12/1/2037	750,496
250,000	[1,2]	Union Central Life Insurance Co., Note, 8.20%, 11/1/2026	280,731
		TOTAL	2,807,311
		Financial Institution - Insurance - P&C--3.8%
1,300,000		ACE INA Holdings, Inc., 5.60%, 5/15/2015	1,220,134
1,380,000		ACE INA Holdings, Inc., Sr. Note, 5.70%, 2/15/2017	1,283,022
330,000		CNA Financial Corp., 6.50%, 8/15/2016	305,234
850,000		CNA Financial Corp., Note, 6.00%, 8/15/2011	848,908
400,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	360,895
1,180,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	1,250,457
2,200,000	[1,2]	Liberty Mutual Group, Inc., Unsecd. Note, 5.75%, 3/15/2014	1,967,451
250,000		MBIA Insurance Corp., Sr. Deb., 6.625%, 10/1/2028	152,925
1,320,000	[1,2]	TIAA Global Markets, Inc., 4.95%, 7/15/2013	1,345,457
705,000		The Travelers Cos., Inc., Bond, 6.25%, 3/15/2067	521,802
370,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	346,756
3,690,000	[1,2]	ZFS Finance USA Trust I, Jr. Sub. Note, 6.15%, 12/15/2065	2,683,110
		TOTAL	12,286,151
		Financial Institution - REITs--2.0%
640,000		AMB Property LP, 6.30%, 6/1/2013	629,451
890,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	714,513
850,000		Liberty Property LP, 6.625%, 10/1/2017	793,468
1,570,000		Prologis, Note, 5.25%, 11/15/2010	1,491,599
250,000		Prologis, Sr. Note, 5.50%, 4/1/2012	237,353
2,470,000		Simon Property Group, Inc., 6.35%, 8/28/2012	2,422,763
110,000		Simon Property Group, Inc., Note, 5.60%, 9/1/2011	103,490
		TOTAL	6,392,637
		Municipal Services--0.7%
895,000	[1,2]	Army Hawaii Family Housing, 5.524%, 6/15/2050	710,925
1,850,000	[1,2]	Camp Pendleton & Quantico Housing LLC, 5.572%, 10/1/2050	1,488,177
		TOTAL	2,199,102
		Sovereign--0.5%
1,500,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	1,599,499
		Technology--4.2%
700,000		BMC Software, Inc., 7.25%, 6/1/2018	706,408
610,000		Cisco Systems, Inc., Note, 5.25%, 2/22/2011	627,321
765,000		Dell Computer Corp., Deb., 7.10%, 4/15/2028	757,952
1,760,000		Dun & Bradstreet Corp., Sr. Unsecd. Note, 5.50%, 3/15/2011	1,796,709
1,670,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,673,798
3,400,000		Harris Corp., 5.95%, 12/1/2017	3,325,895
875,000		Hewlett-Packard Co., Note, 5.40%, 3/1/2017	831,490
1,840,000		IBM Corp., Sr. Note, 5.70%, 9/14/2017	1,777,812
1,060,000		Intuit, Inc., Sr. Note, 5.40%, 3/15/2012	992,472
1,230,000		KLA-Tencor Corp., 6.90%, 5/1/2018	1,163,821
		TOTAL	13,653,678
		Transportation - Airlines--0.5%
1,484,000		Southwest Airlines Co., 6.50%, 3/1/2012	1,466,086
		Transportation - Railroads--0.8%
2,020,000		Burlington Northern Santa Fe Corp., 4.875%, 1/15/2015	1,915,931
173,433		Burlington Northern Santa Fe Corp., Pass Thru Cert., 7.57%, 1/2/2021	186,468
460,000		Norfolk Southern Corp., Note, 6.75%, 2/15/2011	470,332
		TOTAL	2,572,731
		Transportation - Services--1.1%
1,695,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., 6.375%, 10/15/2017	1,386,793
1,000,000		FedEx Corp., Note, 5.50%, 8/15/2009	1,000,585
1,300,000		Ryder System, Inc., 5.95%, 5/2/2011	1,300,799
		TOTAL	3,688,177
		Utility - Electric—6.9%
1,400,000		Alabama Power Co., 4.70%, 12/1/2010	1,416,106
930,000		Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	739,710
2,130,000		Commonwealth Edison Co., 1st Mtg. Bond, 5.80%, 3/15/2018	1,939,830
910,000		Consolidated Edison Co., Sr. Unsecd. Note, 5.50%, 9/15/2016	869,528
940,000		Exelon Generation Co. LLC, 6.95%, 6/15/2011	955,050
2,191,383	[1,2]	Great River Energy, 1st Mtg. Note, 5.829%, 7/1/2017	2,091,946
1,200,000		MidAmerican Energy Co., Unsecd. Note, 6.75%, 12/30/2031	1,194,526
3,150,000		MidAmerican Energy Holdings Co., Sr. Unsecd. Note, 5.95%, 5/15/2037	2,609,538
800,000		National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/2018	742,912
1,440,000		National Rural Utilities Cooperative Finance Corp., Collateral Trust, 5.50%, 7/1/2013	1,444,934
635,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	598,263
1,110,000		PPL Energy Supply LLC, Sr. Unsecd. Note, 6.00%, 12/15/2036	890,904
2,000,000		PSEG Power LLC, Company Guarantee, 7.75%, 4/15/2011	2,105,490
1,390,000		PSI Energy, Inc., Bond, 6.05%, 6/15/2016	1,388,404
1,160,000		Pacific Gas & Electric Co., Unsecd. Note, 4.20%, 3/1/2011	1,123,560
1,570,000		Union Electric Co., 6.00%, 4/1/2018	1,476,484
860,000		Virginia Electric & Power Co., Sr. Unsecd. Note, 5.10%, 11/30/2012	851,647
		TOTAL	22,438,832
		Utility - Natural Gas Pipelines--2.0%
990,000		Consolidated Natural Gas Co., 5.00%, 12/1/2014	943,971
1,865,000		Duke Capital Corp., Sr. Note, 6.25%, 2/15/2013	1,870,987
1,850,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	1,735,136
2,750,000		Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/15/2035	2,023,841
		TOTAL	6,573,935
		TOTAL CORPORATE BONDS (IDENTIFIED COST $347,757,890)	309,292,173
		CORPORATE NOTE--1.2%
		Communications – Telecom Wirelines --1.2%
3,885,000		Telecom Italia Capital, Note, 4.875%, 10/1/2010 (IDENTIFIED COST $3,877,686)	3,830,139
		GOVERNMENTS/AGENCIES--1.1%
		Sovereign--1.1%
500,000		Sweden, Government of, 10.25%, 11/1/2015	571,674
2,800,000		United Mexican States, Note, 9.875%, 2/1/2010	3,011,400
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $3,525,968)	3,583,074
		MORTGAGE-BACKED SECURITIES--0.0%
		Federal Home Loan Mortgage Corporation--0.0%
4,677		Federal Home Loan Mortgage Corp., Pool C01051, 8.00%, 9/1/2030	5,019
4,962		Federal Home Loan Mortgage Corp., Pool E80411, 6.50%, 4/1/2015	5,162
		TOTAL	10,181
		Government National Mortgage Association--0.0%
2,387		Government National Mortgage Association, Pool 493514, 8.00%, 9/15/2030	2,586
6,903		Government National Mortgage Association, Pool 516688, 8.00%, 8/15/2029	7,451
		TOTAL	10,037
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $18,863)	20,218
		U.S. TREASURY--0.3%
		Treasury Securities--0.3%
500,000	[3]	United States Treasury Bill, 0.010%, 10/16/2008	499,784
500,000	[3]	United States Treasury Bill, 0.00%, 1/22/2009	498,462
		TOTAL U.S. TREASURY (IDENTIFIED COST $996,693)	998,246
		REPURCHASE AGREEMENT--0.1%
$174,000		Interest in $4,500,000,000 joint repurchase agreement 1.75%, dated 9/30/2008 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $4,500,218,750 on 10/1/2008. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2048 and the market value of those underlying securities was $4,590,223,125. (AT COST)	174,000
		TOTAL INVESTMENTS – 98.4% (IDENTIFIED COST $356,351,100)[4]	317,897,850
		OTHER ASSETS AND LIABILITIES – NET – 1.6%[5]	5,123,528
		TOTAL NET ASSETS – 100%	$323,021,378

	At September 30, 2008, the Fund had the following outstanding futures contracts:
	Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
	6U.S. Treasury Notes 2-Year Long Futures	500	$106,718,750	December 2008	$643,103
	6U.S. Treasury Notes 5-Year Long Futures	300	$33,670,313	December 2008	$83,409
	6U.S. Treasury Bond Short Futures	333	$39,018,234	December 2008	$165,475
	UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$891,987

	Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities – Net.”

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2008, these restricted securities amounted to $43,910,340, which represented 13.6% of total net assets.

2
Denotes a restricted security that may be resold without restriction to "qualified institutional buyers" as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At September 30, 2008, these liquid restricted securities amounted to $43,910,340, which represented 13.6% of total net assets.

3	Discount rate at time of purchase.
4
At September 30, 2008, the cost of investments for federal tax purposes was $356,351,100. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $38,453,250. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,321,309 and net unrealized depreciation from investments for those securities having an excess of cost over value of $39,774,559.

5	Assets, other than investments in securities, less liabilities.
6	Non-income producing security.

Note:	The categories of investments are shown as a percentage of total net assets at September 30, 2008.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

•	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

•	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

•	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

•	Shares of other mutual funds are valued based upon their reported NAVs.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund’s NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

•	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;

•
With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

•	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

•
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2008, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$---	$891,987
Level 2 – Other Significant Observable Inputs	317,897,850	---
Level 3 – Significant Unobservable Inputs	---	---
Total	$317,897,850	$891,987

* Other financial instruments include futures contracts.

The following acronym is used throughout this portfolio:

REIT	--Real Estate Investment Trust

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Insurance Series

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ John B. Fisher
John B. Fisher
Principal Executive Officer
Date	November 25, 2008

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	November 20, 2008